United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21803

THE CAMPBELL MULTI-STRATEGY TRUST

(Exact name of the registrant as specified in charter)

2850 Quarry Lake Drive,

Baltimore, Maryland 21209

(Address of principle executive offices) (Zip code)

G. William Andrews

Campbell & Company Investment Adviser LLC

2850 Quarry Lake Drive

Baltimore, Maryland 21209

(name and address for agent for service)

Registrant’s telephone number including area code: (800) 698-7235

Date of fiscal year end: December 31, 2014

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments (Unaudited)

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES

Common Stocks
Brazil
Financials
Banco Bradesco - Adr	1,775	$24,264	0.01%
Utilities
Cia de Saneamento Basico do Estado de Sao Paulo - Adr*	754	6,982	0.01%
Total Brazil		31,246	0.02%
Canada
Consumer Discretionary
Gildan Activewear Inc.	7,310	368,277	0.28%
Magna International Inc. - Class A	44	4,238	0.00%
Total Consumer Discretionary		372,515	0.28%
Energy
Kodiak Oil & Gas Corp.*	7,943	96,428	0.07%
Talisman Energy Inc.	56,061	559,489	0.42%
Total Energy		655,917	0.49%
Health Care
Valeant Pharmaceuticals International Inc.*	5,843	770,283	0.57%
Industrials
Canadian Pacific Railway Ltd.	5,254	790,359	0.59%
Materials
Agnico Eagle Mines Ltd.	4,038	122,150	0.09%
Methanex Corp.	5,019	320,914	0.24%
Pan American Silver Corp.	10,164	130,811	0.10%
Silver Wheaton Corp.	156	3,541	0.00%
Total Materials		577,416	0.43%
Total Canada		3,166,490	2.36%
Cayman Islands
Consumer Discretionary
Melco Crown Entertainment Ltd.- Adr*	4,489	173,500	0.13%
Information Technology
Baidu Inc. - Adr*	111	16,914	0.01%
Total Cayman Islands		190,414	0.14%
Ireland
Industrials
Ingersoll-Rand Plc.	11,957	684,419	0.51%
Japan
Consumer Discretionary
Accordia Golf Co., Ltd.	1,800	20,230	0.02%
Aisan Industry Co., Ltd.	1,200	9,208	0.01%
Alpine Electronics Inc.	1,300	17,041	0.01%
AOKI Holdings Inc.	10,600	150,556	0.10%
Arbeit-Times, Co., Ltd.	1,100	2,398	0.00%
Arcland Sakamoto Co., Ltd.	400	7,615	0.01%
Asatsu-DK Inc.	1,100	22,732	0.02%
Autobacs Seven Co., Ltd.	2,900	44,674	0.03%
Avex Group Holdings Inc.	1,200	21,078	0.02%
Bridgestone Corp.	2,500	88,650	0.07%
Calsonic Kansei Corp.	5,000	23,204	0.02%
Casio Computer Co., Ltd.	4,000	47,319	0.04%
CyberAgent Inc.	1,200	45,924	0.03%
DA Consortium Inc.*	9,100	39,322	0.03%

See Accompanying Notes to the Financial Statements.

1

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)

Common Stocks (continued)
DCM Holdings Co., Ltd.	4,500	$30,083	0.02%
Denso Corp.	500	23,969	0.02%
Don Quijote Co., Ltd.	700	36,148	0.03%
Eagle Industry Co., Ltd.	2,100	32,370	0.02%
Fast Retailing Co., Ltd.	100	36,269	0.03%
Fields Corp.	3,800	55,188	0.04%
Fujita Kanko Inc.	2,000	6,433	0.00%
Fujitsu General Ltd.	2,000	19,300	0.01%
Geo Holdings Corp.	900	7,935	0.01%
GMO AD Partners Inc.	200	1,385	0.00%
Gulliver International Co., Ltd.	8,400	65,188	0.05%
Hakuhodo DY Holdings Inc.	12,700	88,592	0.07%
Haseko Corp.	18,200	113,910	0.08%
Honda Motor Co., Ltd. - Adr	7,944	280,740	0.20%
Japan Vilene Co., Ltd.	9,000	50,923	0.04%
Koito Manufacturing Co., Ltd.	7,000	118,481	0.09%
KYB Co., Ltd.	7,000	29,569	0.02%
Meiwa Estate Co., Ltd.	600	2,447	0.00%
Mitsuba Corp.	100	1,641	0.00%
Next Co., Ltd.	3,600	27,903	0.02%
NGK Spark Plug Co., Ltd.	1,000	22,477	0.02%
NHK Spring Co., Ltd.	3,900	36,160	0.03%
Nippon Piston Ring Co., Ltd.	5,000	8,574	0.01%
Nissin Kogyo Co., Ltd.	700	13,055	0.01%
Nitori Holdings Co., Ltd.	1,600	69,370	0.05%
Parco Co., Ltd.	1,300	11,071	0.01%
Press Kogyo Co., Ltd.	3,000	10,871	0.01%
Riken Corp.	10,000	40,401	0.03%
Sanden Corp.	5,000	22,284	0.02%
Seiko Holdings Corp.	11,000	43,802	0.03%
Sekisui Chemical Co., Ltd.	11,000	114,354	0.09%
Sekisui House Ltd.	5,700	70,743	0.05%
Seria Co., Ltd.	700	25,941	0.02%
Shimachu Co., Ltd.	3,400	74,117	0.06%
Showa Corp.	15,300	168,097	0.12%
Studio Alice Co., Ltd.	800	10,084	0.01%
Suzuki Motor Corp.	500	13,050	0.01%
Takata Corp.	6,300	158,332	0.11%
Take And Give Needs	1,400	26,734	0.02%
T-Gaia Corp.	9,700	87,494	0.07%
Tokyo Dome Corp.	4,000	20,540	0.02%
Topre Corp.	14,100	150,815	0.10%
TPR Co., Ltd.	100	1,525	0.00%
Wacoal Holdings Corp.	5,000	51,010	0.04%
Yamaha Corp.	10,200	131,336	0.10%
Yellow Hat Ltd.	200	3,996	0.00%
Yorozu Corp.	6,900	113,312	0.08%
Yoshinoya Holdings Co., Ltd.	3,900	49,725	0.04%
Total Consumer Discretionary		3,117,695	2.32%

Consumer Staples
Ajinomoto Co., Inc.	2,000	28,581	0.02%
Ariake Japan Co., Ltd.	1,500	34,791	0.03%
Cawachi Ltd.	1,000	19,009	0.01%

See Accompanying Notes to the Financial Statements.

2

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)

Common Stocks (continued)
Coca-Cola East Japan Co., Ltd.	2,100	$52,696	0.04%
Cosmos Pharmaceutical Corp.	500	58,422	0.04%
Dydo Drinco Inc.	300	12,513	0.01%
FamilyMart Co., Ltd.	1,500	65,906	0.05%
Fuji Oil Co., Ltd.	6,800	87,096	0.06%
Heiwado Co., Ltd.	4,200	59,044	0.04%
J-Oil Mills Inc.	5,000	13,322	0.01%
Kose Corp.	1,300	42,697	0.03%
Kusuri No. Aoki Co., Ltd.	100	6,453	0.00%
Matsumotokiyoshi Holdings Co., Ltd.	4,800	152,768	0.11%
Medical System Network Co., Ltd.	6,400	28,957	0.02%
MEIJI Holdings Co., Ltd.	800	50,458	0.04%
Mitsubishi Shokuhin Co., Ltd.	300	6,798	0.01%
Mitsui Sugar Co., Ltd.	3,000	11,452	0.01%
Nichirei Corp.	9,000	38,018	0.03%
Nippon Meat Packers Inc.	11,000	163,803	0.13%
Nissin Foods Holdings Co., Ltd.	2,000	90,200	0.07%
San-A Co., Ltd.	200	5,900	0.00%
Seven & I Holdings Co., Ltd.	1,400	53,496	0.04%
Shiseido Co., Ltd.	5,900	103,807	0.08%
Valor Co., Ltd.	5,300	66,600	0.05%
Warabeya Nichiyo Co., Ltd.	2,200	41,564	0.03%
Welcia Holdings Co., Ltd.	700	39,403	0.03%
Yakult Honsha Co., Ltd.	500	25,093	0.02%
Yamatane Corp.	6,000	9,359	0.01%
Total Consumer Staples		1,368,206	1.02%

Energy
Toyo Kanetsu K.K.	10,000	25,481	0.02%
Financials
Aozora Bank Ltd.	18,000	51,272	0.04%
Bank of Yokohama Ltd.	37,000	184,615	0.14%
Century Tokyo Leasing Corp.	100	2,799	0.00%
Credit Saison Co., Ltd.	1,000	19,891	0.01%
Fukuoka Financial Group Inc.	21,000	86,267	0.06%
Hitachi Capital Corp.	5,900	126,214	0.09%
Hokuhoku Financial Group Inc.	6,000	11,510	0.01%
Jafco Co., Ltd.*	200	8,972	0.01%
Japan Securities Finance Co., Ltd.	400	2,317	0.00%
Kenedix Inc.	3,100	10,031	0.01%
Mitsubishi UFJ Financial Group Inc.	5,600	30,763	0.02%
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,800	18,629	0.01%
Nishi-Nippon City Bank Ltd.	71,000	159,589	0.12%
Nomura Real Estate Holdings Inc.	5,900	112,610	0.08%
Pocket Card Co., Ltd.	10,500	57,681	0.04%
Resona Holdings Inc.	8,500	41,094	0.03%
Ricoh Leasing Co., Ltd.	5,100	121,354	0.09%
San-In Godo Bank Ltd.	2,000	13,525	0.01%
Sumitomo Realty & Development Co., Ltd.	5,000	195,804	0.16%
Suruga Bank Ltd.	2,000	35,227	0.03%
Tokyo Tatemono Co., Ltd.	5,000	42,872	0.03%
Yamaguchi Financial Group Inc.	4,000	36,041	0.03%
Total Financials		1,369,077	1.02%

See Accompanying Notes to the Financial Statements.

3

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)

Common Stocks (continued)
Health Care
Astellas Pharma Inc.	2,900	$34,390	0.03%
Dainippon Sumitomo Pharma Co., Ltd.	6,400	101,691	0.08%
Eiken Chemical Co., Ltd.	1,100	19,109	0.01%
Hogy Medical Co., Ltd.	900	46,040	0.03%
Kissei Pharmaceutical Co., Ltd.	4,800	119,099	0.09%
KYORIN Holdings Inc.	2,500	47,740	0.04%
Medipal Holdings Corp.	6,900	105,490	0.08%
Miraca Holdings Inc.	3,900	170,789	0.13%
Nikkiso Co., Ltd.	11,400	126,575	0.09%
Ono Pharmaceutical Co., Ltd.	200	17,323	0.01%
Santen Pharmaceutical Co., Ltd.	300	13,312	0.01%
Seikagaku Corp.	1,400	18,678	0.01%
Shionogi & Co., Ltd.	2,400	44,482	0.03%
Taiko Pharmaceutical Co., Ltd.	600	9,818	0.01%
Torii Pharmaceutical Co., Ltd.	600	19,474	0.01%
Towa Pharmaceutical Co., Ltd.	200	8,632	0.01%
ZERIA Pharmaceutical Co., Ltd.	2,100	42,645	0.03%
Total Health Care		945,287	0.70%

Industrials
Aeon Delight Co., Ltd.	2,500	47,062	0.04%
Aida Engineering Ltd.	18,000	171,254	0.13%
Amada Co., Ltd.	16,000	112,542	0.08%
Chiyoda Corp.	3,000	38,686	0.03%
Daifuku Co., Ltd.	5,000	61,813	0.05%
Daiseki Co., Ltd.	1,200	20,695	0.02%
Emori & Co., Ltd.	4,800	74,826	0.06%
en-japan Inc.	2,400	42,668	0.03%
Furukawa Electric Co., Ltd.	25,000	62,249	0.05%
Gecoss Corp.	300	2,526	0.00%
Hanwa Co., Ltd.	13,000	50,380	0.04%
Hitachi Transport System Ltd.	300	4,871	0.00%
Hitachi Zosen Corp.	10,300	49,098	0.04%
IHI Corp.	3,000	12,614	0.01%
ITOCHU Corp.	1,100	12,853	0.01%
Itoki Corp.	1,600	10,061	0.01%
Japan Airport Terminal Co., Ltd.	1,500	38,962	0.03%
JTEKT Corp.	6,100	90,659	0.07%
Kajima Corp.	14,000	49,101	0.04%
Kanamoto Co., Ltd.	1,300	38,037	0.03%
Kawasaki Heavy Industries Ltd.	40,000	147,265	0.11%
Kawasaki Kisen Kaisha Ltd.	21,000	45,371	0.03%
Keihin Co., Ltd.	1,000	1,550	0.00%
KOSAIDO Co., Ltd.	1,300	6,461	0.00%
Kyowa Exeo Corp.	5,300	68,089	0.05%
Mabuchi Motor Co., Ltd.	600	39,297	0.03%
Maeda Road Construction Co., Ltd.	10,000	139,418	0.10%
Makino Milling Machine Co., Ltd.	10,000	70,435	0.05%
Marubeni Corp.	5,000	33,571	0.03%
Minebea Co., Ltd.	11,000	97,835	0.07%
Mitsubishi Electric Corp.	4,000	45,032	0.03%
Mitsubishi Kakoki Kaisha*	2,000	3,158	0.00%
Mitsui & Co., Ltd.	4,800	67,851	0.05%

See Accompanying Notes to the Financial Statements.

4

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)

Common Stocks (continued)
Mitsui OSK Lines Ltd.	15,000	$58,422	0.04%
Mitsui-Soko Co., Ltd.	8,000	31,933	0.02%
Nichiha Corp.	4,500	51,751	0.04%
Nidec Corp.	1,100	66,918	0.05%
Nihon M&A Center Inc.	700	18,745	0.01%
Nippon Konpo Unyu Soko Co., Ltd.	2,200	38,772	0.03%
Nippon Road Co., Ltd.	5,000	22,816	0.02%
Nippon Sharyo Ltd.	7,000	29,027	0.02%
Nippon Steel & Sumikin Bussan Corp.	35,000	112,241	0.08%
Nippon Thompson Co., Ltd.	4,000	19,571	0.01%
Nippon Yusen K.K.	48,000	139,515	0.10%
Nishi-Nippon Railroad Co., Ltd.	3,000	11,336	0.01%
Nissei Plastic Industrial Co., Ltd.	200	1,194	0.00%
Nisshinbo Holdings Inc.	4,000	34,181	0.03%
Nitta Corp.	3,900	72,699	0.05%
Noritz Corp.	5,700	106,252	0.08%
NSK Ltd.	10,000	102,892	0.08%
NTN Corp.*	6,000	20,404	0.02%
Obayashi Corp.	11,000	62,026	0.05%
Odakyu Electric Railway Co., Ltd.	10,000	86,131	0.06%
Oiles Corp.	400	8,553	0.01%
OKUMA Corp.	6,000	48,481	0.04%
Oyo Corp.	200	2,724	0.00%
Park24 Co., Ltd.	3,400	64,630	0.05%
Penta-Ocean Construction Co., Ltd.	16,000	54,411	0.04%
Ryobi Ltd.	14,000	42,726	0.03%
Sankyu Inc.	4,000	14,998	0.01%
Sanwa Holdings Corp.	32,000	207,413	0.14%
Sato Corp.	700	16,216	0.01%
Senko Co., Ltd.	39,000	169,278	0.13%
Shimizu Corp.	20,000	103,667	0.08%
SHO-BOND Holdings Co., Ltd.	800	35,344	0.03%
Sinfonia Technology Co., Ltd.	4,000	6,278	0.00%
Sojitz Corp.	16,700	28,476	0.02%
Sumitomo Densetsu Co., Ltd.	800	9,944	0.01%
Sumitomo Heavy Industries Ltd.	7,000	28,416	0.02%
Takeuchi Manufacturing Co.	200	5,100	0.00%
Takuma Co., Ltd.	10,000	71,501	0.05%
Temp Holdings Co., Ltd.	300	7,958	0.01%
TOA ROAD Corp.	17,000	67,364	0.05%
Toppan Printing Co., Ltd.	2,000	14,320	0.01%
Torishima Pump Manufacturing Co., Ltd.	600	7,400	0.01%
Totetsu Kogyo Co., Ltd.	400	7,414	0.01%
TOTO Ltd.	4,000	55,457	0.04%
Toyo Machinery & Metal Co., Ltd.	700	3,886	0.00%
TrusCo.Nakayama Corp.	300	6,923	0.01%
Tsubakimoto Chain Co.	14,000	100,102	0.07%
Yusen Logistics Co., Ltd.	1,700	21,445	0.02%
Total Industrials		4,053,541	3.02%

Information Technology
A&D Co., Ltd.	8,800	36,491	0.03%
Alps Electric Co., Ltd.*	6,100	72,752	0.05%
Arisawa Manufacturing Co., Ltd.	700	3,750	0.00%

See Accompanying Notes to the Financial Statements.

5

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)

Common Stocks (continued)
Citizen Holdings Co., Ltd.	29,500	$222,076	0.16%
Daiwabo Holdings Co., Ltd.	7,000	12,208	0.01%
Denki Kogyo Co., Ltd.	2,000	12,149	0.01%
Digital Garage Inc.	2,500	42,581	0.03%
Disco Corp.	700	43,540	0.03%
DTS Corp.	3,000	52,492	0.04%
Enplas Corp.	1,700	95,529	0.07%
F@N Communications Inc.	4,600	82,226	0.06%
Fuji Electronics Co., Ltd.	400	4,902	0.00%
FUJIFILM Holdings Corp.	1,000	26,847	0.02%
Fujitsu Ltd.	9,000	54,411	0.04%
GMO internet Inc.	4,900	48,850	0.04%
Gurunavi Inc.	1,300	18,263	0.01%
Hirose Electric Co., Ltd.	900	123,645	0.09%
Hitachi High-Technologies Corp.	2,100	48,912	0.04%
Hitachi Kokusai Electric Inc.	2,000	24,008	0.02%
Hitachi Ltd.	12,000	88,592	0.07%
Horiba Ltd.	3,000	113,065	0.08%
Infocom Corp.	100	812	0.00%
Japan Aviation Electronics Industry Ltd.	5,000	74,698	0.06%
Japan Digital Laboratory Co., Ltd.	1,200	17,300	0.01%
Konica Minolta Inc.	22,500	209,927	0.16%
Melco Holdings Inc.	400	5,875	0.00%
NEC Networks & System Integration Corp.	8,300	168,710	0.13%
Nihon Unisys Ltd.	5,000	48,879	0.04%
Nomura Research Institute Ltd.	1,200	37,901	0.03%
NS Solutions Corp.	4,400	99,753	0.07%
Obic Co., Ltd.	700	22,109	0.02%
Otsuka Corp.	100	13,060	0.01%
Rohm Co., Ltd.	3,200	142,770	0.11%
SCSK Corp.	2,900	78,137	0.06%
Seiko Epson Corp.	1,600	49,760	0.04%
Shindengen Electric Manufacturing Co., Ltd.	4,000	17,672	0.01%
SMK Corp.	22,000	82,914	0.06%
Sockets Inc.	600	5,447	0.00%
Tamura Corp.	20,000	50,574	0.04%
Tokyo Seimitsu Co., Ltd.	1,100	19,364	0.01%
Toshiba TEC Corp.	13,000	73,933	0.06%
Uniden Corp.*	11,000	27,496	0.02%
Yahoo Japan Corp.	40,300	197,566	0.15%
Total Information Technology		2,671,946	1.99%

Materials
Air Water Inc.	5,000	69,176	0.05%
Alconix Corp.	200	4,195	0.00%
Daicel Corp.	4,000	32,786	0.02%
Denki Kagaku Kogyo K.K.	28,000	96,033	0.07%
DIC Corp.	34,000	89,270	0.07%
Earth Chemical Co., Ltd.	400	14,552	0.01%
Fuji Seal International Inc.	400	13,622	0.01%
Godo Steel Ltd.	23,000	32,311	0.02%
Hodogaya Chemical Co., Ltd.	16,000	32,088	0.02%
Kaneka Corp.	20,000	121,300	0.09%
Kyoei Steel Ltd.	800	14,184	0.01%

See Accompanying Notes to the Financial Statements.

6

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)

Common Stocks (continued)
Mitsubishi Gas Chemical Co., Inc.	8,000	$45,110	0.03%
Mitsubishi Steel Manufacturing Co., Ltd.	10,000	21,412	0.02%
Mitsui Mining & Smelting Co., Ltd.	30,000	69,176	0.05%
Neturen Co., Ltd.	4,700	29,963	0.02%
Nippon Denko Co., Ltd.	8,000	21,315	0.02%
Nippon Kayaku Co., Ltd.	11,000	123,945	0.09%
Nippon Paint Co., Ltd.	4,000	60,611	0.05%
Nippon Shokubai Co., Ltd.	1,000	11,810	0.01%
Nippon Steel & Sumitomo Metal Corp.	18,000	49,179	0.04%
Nippon Synthetic Chemical Industry Co., Ltd.	12,000	86,150	0.06%
Oji Holdings Corp.	6,000	26,857	0.02%
Rengo Co., Ltd.	3,000	16,102	0.01%
Sumitomo Chemical Co., Ltd.	37,000	136,579	0.11%
Sumitomo Seika Chemicals Co.	13,000	87,284	0.07%
Toho Zinc Co., Ltd.	26,000	78,845	0.06%
Tokuyama Corp.	33,000	108,066	0.08%
Tokyo Steel Manufacturing Co., Ltd.	6,100	32,741	0.02%
Toyo Ink SC Holdings Co., Ltd.	26,000	105,043	0.08%
Toyo Seikan Group Holdings Ltd.	1,800	29,228	0.02%
Toyobo Co., Ltd.	50,000	78,477	0.06%
Total Materials		1,737,410	1.29%

Telecommunication Services
KDDI Corp.	200	11,580	0.01%
Utilities
Electric Power Development Co., Ltd.	3,100	87,550	0.07%
Okinawa Electric Power Co., Inc.	200	6,772	0.01%
Osaka Gas Co., Ltd.	69,000	261,387	0.18%
Tohoku Electric Power Co., Inc.	4,800	49,481	0.04%
Total Utilities		405,190	0.30%
Total Japan		15,705,413	11.69%
Jersey
Health Care
Shire Plc. - Adr	421	62,531	0.05%
Marshall Islands
Industrials
Diana Shipping Inc.*	8,712	104,457	0.08%
South Korea
Financials
KB Financial Group Inc. - Adr*	222	7,803	0.01%
Materials
POSCO - Adr	1,798	124,799	0.09%
Total South Korea		132,602	0.10%
United Kingdom
Health Care
AstraZeneca Plc. - Adr	1,598	103,678	0.08%
Telecommunication Services
BT Group Plc. - Adr	6,845	437,053	0.33%
Vodafone Group Plc. - Adr	11,049	406,714	0.30%
Total Telecommunication Services		843,767	0.63%
Total United Kingdom		947,445	0.71%
United States
Consumer Discretionary
Amazon.com Inc.*	2,054	691,212	0.52%

See Accompanying Notes to the Financial Statements.

7

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)

Common Stocks (continued)
American Axle & Manufacturing Holdings Inc.*	2,847	$52,726	0.04%
AutoZone Inc.*	213	114,402	0.09%
Best Buy Co., Inc.	4,253	112,322	0.08%
Buffalo Wild Wings Inc.*	22	3,276	0.00%
CarMax Inc.*	1,697	79,420	0.06%
Choice Hotels International Inc.	222	10,212	0.01%
Comcast Corp. - Class A	9,577	479,042	0.36%
CTC Media Inc.	12,047	110,953	0.08%
DreamWorks Animation SKG*	5,391	143,131	0.11%
Expedia Inc.	481	34,873	0.03%
Finish Line Inc. - Class A	2,530	68,538	0.05%
G-III Apparel Group Ltd.*	1,376	98,494	0.07%
Jack in the Box Inc.*	1,978	116,583	0.09%
Jarden Corp.*	7,673	459,076	0.34%
Johnson Controls Inc.	5,964	282,216	0.21%
Kate Spade & Co.*	4,815	178,588	0.13%
Krispy Kreme Doughnuts Inc.*	3,994	70,814	0.05%
Lamar Advertising Co.*	266	13,563	0.01%
Loral Space & Communications Inc.*	1,153	81,552	0.06%
Lumber Liquidators Holdings*	1,931	181,128	0.13%
MGM Resorts International*	7,989	206,596	0.15%
Mohawk Industries Inc.*	6,538	889,036	0.65%
Netflix Inc.*	599	210,866	0.16%
NIKE Inc. - Class B	2,130	157,322	0.12%
Oxford Industries Inc.	488	38,162	0.03%
Penske Automotive Group Inc.	1,565	66,919	0.05%
Pier 1 Imports Inc.	3,794	71,631	0.05%
priceline.com Inc.*	22	26,222	0.02%
Ryland Group Inc.	543	21,682	0.02%
Sotheby's	1,490	64,890	0.05%
Standard Pacific Corp.*	9,290	77,200	0.06%
Tenneco Inc.*	3,442	199,877	0.15%
Tiffany & Co.	10,256	883,553	0.66%
Twenty-First Century Fox Inc. - Class A	2,601	83,154	0.06%
Under Armour Inc.*	2,219	254,386	0.19%
Total Consumer Discretionary		6,633,617	4.94%

Consumer Staples
Avon Products Inc.	15,704	229,907	0.17%
Coca-Cola Enterprises Inc.	6,332	302,416	0.23%
Constellation Brands Inc. - Class A *	200	16,994	0.01%
Hershey Co.	89	9,292	0.01%
Mondelez International Inc. - Class A	333	11,505	0.01%
Monster Beverage Corp.*	2,452	170,291	0.13%
PriceSmart Inc.	191	19,278	0.01%
TreeHouse Foods Inc.*	613	44,130	0.03%
Tyson Foods Inc. - Class A	9,334	410,789	0.31%
United Natural Foods Inc.*	2,340	165,953	0.12%
Universal Corp.	2,725	152,300	0.11%
Walgreen Co.	821	54,211	0.04%
Total Consumer Staples		1,587,066	1.18%

Energy
Baker Hughes Inc.	3,617	235,177	0.18%
Cabot Oil & Gas Corp.	24,941	845,001	0.63%

See Accompanying Notes to the Financial Statements.

8

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)

Common Stocks (continued)
Cameron International Corp.*	11,717	$723,759	0.54%
Carrizo Oil & Gas Inc.*	4,658	249,017	0.19%
Cheniere Energy Inc.*	4,315	238,835	0.18%
Cimarex Energy Co.	585	69,679	0.05%
Energen Corp.	894	72,244	0.05%
EOG Resources Inc.	88	17,263	0.01%
EQT Corp.	9,119	884,270	0.66%
Helmerich & Payne Inc.	4,785	514,675	0.38%
Newfield Exploration Co.*	3,913	122,712	0.09%
Patterson-UTI Energy Inc.	10,397	329,377	0.25%
Pioneer Natural Resources Co.	4,116	770,268	0.57%
Range Resources Corp.	10,458	867,700	0.65%
Rex Energy Corp.*	3,875	72,501	0.06%
RPC Inc.	4,799	97,996	0.07%
SM Energy Co.	5,568	396,943	0.30%
Southwestern Energy Co.*	3,973	182,798	0.14%
Tidewater Inc.	87	4,230	0.00%
Whiting Petroleum Corp.*	3,924	272,286	0.20%
Williams Companies, Inc.	1,087	44,110	0.03%
Total Energy		7,010,841	5.23%

Financials
American Capital Ltd.*	1,173	18,522	0.01%
Ameriprise Financial Inc.	2,586	284,641	0.21%
Astoria Financial Corp.	2,996	41,405	0.03%
Bancorp South Inc.	3,054	76,228	0.06%
CNO Financial Group Inc.	3,424	61,974	0.05%
E*TRADE Financial Corp.*	8,211	189,017	0.14%
East West Bancorp Inc.	1,265	46,173	0.03%
Ezcorp Inc. - Class A *	3,151	33,999	0.03%
IntercontinentalExchange Group	865	171,123	0.13%
Leucadia National Corp.	577	16,156	0.01%
Marsh & McLennan Companies Inc.	355	17,502	0.01%
McGraw Hill Financial Inc.	8,644	659,536	0.49%
MGIC Investment Corp.*	20,726	176,586	0.13%
NASDAQ OMX Group Inc.	200	7,388	0.01%
National Penn Bancshares Inc.	266	2,780	0.00%
Prudential Financial Inc.	2,684	227,201	0.17%
SEI Investments Co.	244	8,201	0.01%
Signature Bank NY*	7,154	898,470	0.67%
Stifel Financial Corp.*	133	6,618	0.00%
SVB Financial Group*	66	8,499	0.01%
T Rowe Price Group Inc.	3,602	296,625	0.22%
TD Ameritrade Holding Corp.	16,819	571,005	0.43%
Torchmark Corp.	1,067	83,973	0.06%
Waddell & Reed Financial Inc.	3,444	253,547	0.19%
Webster Financial Corp.	4,840	150,330	0.11%
WisdomTree Investments Inc.*	12,723	166,926	0.12%
Zions Bancorporation	5,210	161,406	0.12%
Total Financials		4,635,831	3.45%

Health Care
Aetna Inc.	1,243	93,188	0.07%
Alexion Pharmaceuticals Inc.*	244	37,120	0.03%
Align Technology Inc.*	89	4,609	0.00%

See Accompanying Notes to the Financial Statements.

9

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)

Common Stocks (continued)
AmerisourceBergen Corp.	13,005	$852,998	0.64%
Analogic Corp.	330	27,096	0.02%
BioMarin Pharmaceutical Inc.*	9,664	659,181	0.49%
Bristol-Myers Squibb Co.	4,086	212,268	0.16%
Celgene Corp.*	421	58,772	0.04%
Centene Corp.*	1,781	110,867	0.08%
Cerner Corp.*	22	1,238	0.00%
Community Health Systems Inc.*	3,750	146,888	0.11%
Endologix Inc.*	441	5,676	0.00%
Express Scripts Holding Co.*	11,572	868,942	0.64%
Gilead Sciences Inc.*	3,328	235,822	0.18%
Humana Inc.	1,509	170,094	0.13%
Incyte Corp.*	2,614	139,901	0.10%
Insulet Corp.*	621	29,448	0.02%
Laboratory Corp. of America Holdings*	266	26,124	0.02%
McKesson Corp.	1,642	289,928	0.22%
Medicines Co.*	444	12,618	0.01%
Momenta Pharmaceuticals Inc.*	3,357	39,109	0.03%
MWI Veterinary Supply Inc.*	245	38,127	0.03%
Mylan Inc.*	732	35,744	0.03%
Omnicare Inc.	3,474	207,294	0.15%
St. Jude Medical Inc.	1,132	74,021	0.06%
Thermo Fisher Scientific Inc.	5,601	673,464	0.50%
West Pharmaceutical Services Inc.	10,235	450,852	0.34%
Wright Medical Group Inc.*	177	5,499	0.00%
Zimmer Holdings Inc.	5,256	497,112	0.37%
Total Health Care		6,004,000	4.47%

Industrials
Acuity Brands Inc	6,558	869,394	0.65%
Alaska Air Group Inc.	3,634	339,089	0.25%
Alliant Techsystems Inc.	1,176	167,168	0.12%
AO Smith Corp.	9,245	425,455	0.32%
Atlas Air Worldwide Holdings Inc.*	190	6,701	0.00%
Brink's Co.	12,195	348,167	0.26%
Chart Industries Inc.*	622	49,480	0.04%
Cintas Corp.	888	52,934	0.04%
Delta Air Lines Inc.	6,857	237,595	0.18%
DigitalGlobe Inc.*	466	13,519	0.01%
Equifax Inc.	1,798	122,318	0.09%
FedEx Corp.	4,666	618,525	0.46%
Flowserve Corp.	11,248	881,168	0.66%
General Cable Corp.	29,971	767,557	0.57%
Greenbrier Companies, Inc.*	511	23,302	0.02%
Harsco Corp.	6,214	145,594	0.11%
Honeywell International Inc.	3,332	309,076	0.23%
IDEX Corp.	12,208	889,840	0.65%
JetBlue Airways Corp.*	4,926	42,807	0.03%
Kirby Corp.*	754	76,343	0.06%
Middleby Corp.*	2,066	545,858	0.41%
Mueller Industries Inc.	1,627	48,794	0.04%
Old Dominion Freight Line Inc.*	333	18,894	0.01%
Raytheon Co.	488	48,210	0.04%
Southwest Airlines Co.	2,585	61,032	0.05%

See Accompanying Notes to the Financial Statements.

10

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)

Common Stocks (continued)
SPX Corp.	3,839	$377,412	0.28%
Stericycle Inc.*	5,783	657,064	0.49%
Toro Co.	2,332	147,359	0.11%
Union Pacific Corp.	954	179,028	0.13%
Wabash National Corp.*	3,112	42,821	0.03%
Wabtec Corp.	11,201	868,078	0.65%
Werner Enterprises Inc.	7,757	197,881	0.15%
WESCO International Inc.*	4,449	370,246	0.28%
Total Industrials		9,948,709	7.42%

Information Technology
Alliance Data Systems Corp.*	3,230	880,013	0.67%
Anixter International Inc.*	22	2,233	0.00%
ANSYS Inc.*	1,004	77,328	0.06%
Aspen Technology Inc.*	15,556	658,951	0.49%
Autodesk Inc.*	1,270	62,459	0.05%
Belden Inc.	1,821	126,742	0.09%
Blucora Inc.*	2,997	59,011	0.04%
Cardtronics Inc.*	783	30,420	0.02%
Cavium Inc.*	707	30,917	0.02%
Ciena Corp.*	12,728	289,435	0.22%
Cognex Corp.*	18,186	615,777	0.46%
Cognizant Technology Solutions Corp.*	1,087	55,013	0.04%
Coherent Inc.*	542	35,420	0.03%
Concur Technologies Inc.*	1,109	109,869	0.08%
Constant Contact Inc.*	2,699	66,018	0.05%
CoreLogic Inc.*	5,578	167,563	0.12%
Corning Inc.	954	19,862	0.01%
Cray Inc.*	1,818	67,848	0.05%
Cree Inc.*	4,194	237,213	0.18%
Electronic Arts Inc.*	6,006	174,234	0.13%
Electronics For Imaging Inc.*	2,547	110,311	0.08%
F5 Networks Inc.*	1,059	112,921	0.08%
Fiserv Inc.*	1,592	90,250	0.07%
Infinera Corp.*	245	2,225	0.00%
Ingram Micro Inc.*	1,509	44,606	0.03%
Integrated Device Technology Inc.*	7,211	88,191	0.07%
Jack Henry & Associates Inc.	15,984	891,267	0.67%
Juniper Networks Inc.*	11,069	285,137	0.21%
Leidos Holdings Inc.	3,344	118,277	0.09%
Manhattan Associates Inc.*	355	12,436	0.01%
Mastercard Inc.	6,604	493,319	0.37%
MICROS Systems Inc.*	3,388	179,327	0.13%
MicroStrategy Inc. - Class A *	853	98,428	0.07%
MKS Instruments Inc.	1,287	38,468	0.03%
Motorola Solutions Inc.	3,240	208,300	0.16%
NetApp Inc.	10,493	387,192	0.29%
NetSuite Inc.*	642	60,881	0.05%
NVIDIA Corp.	2,330	41,730	0.03%
ON Semiconductor Corp.*	2,064	19,402	0.01%
Progress Software Corp.*	392	8,546	0.01%
PTC Inc.*	10,453	370,350	0.28%
Sanmina Corp.*	355	6,195	0.00%
Silicon Laboratories Inc.*	444	23,199	0.02%

See Accompanying Notes to the Financial Statements.

11

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)

Common Stocks (continued)
SunEdison Inc.*	13,784	$259,691	0.19%
Synopsys Inc.*	2,194	84,272	0.06%
Tyler Technologies Inc.*	66	5,523	0.00%
Ultimate Software Group Inc.*	3,749	513,612	0.38%
Visa Inc.	3,328	718,381	0.54%
Total Information Technology		9,038,763	6.74%

Materials
Air Products & Chemicals Inc.	1,287	153,204	0.11%
Aptargroup Inc.	2,789	184,353	0.14%
Axiall Corp.	449	20,169	0.02%
Coeur Mining Inc.*	7,731	71,821	0.05%
Commercial Metals Co.	14,143	267,020	0.20%
KapStone Paper and Packaging Co.*	6,323	182,355	0.14%
OM Group Inc.	465	15,447	0.01%
Packaging Corp. of America	847	59,603	0.04%
PH Glatfelter	1,687	45,920	0.03%
PPG Industries Inc.	1,837	355,386	0.26%
Praxair Inc.	44	5,763	0.00%
Rockwood Holdings Inc.	1,446	107,582	0.08%
RPM International Inc.	333	13,933	0.01%
Sonoco Products Co.	15,403	631,832	0.48%
Southern Copper Corp.	3,928	114,344	0.09%
Vulcan Materials Co.	5,565	369,795	0.28%
Worthington Industries Inc.	1,731	66,211	0.05%
WR Grace & Co.*	66	6,545	0.00%
Total Materials		2,671,283	1.99%

Telecommunication Services
Cogent Communications Group Inc.	16,688	592,925	0.44%
Utilities
Ameren Corp.	1,262	51,994	0.04%
CenterPoint Energy Inc.	36,782	871,366	0.65%
National Fuel Gas Co.	12,681	888,177	0.66%
PG&E Corp.	1,931	83,419	0.06%
Pinnacle West Capital Corp.	6,813	372,399	0.28%
Southwest Gas Corp.	2,205	117,857	0.09%
UIL Holdings Corp.	2,283	84,037	0.06%
Total Utilities		2,469,249	1.84%
Total United States		50,592,284	37.70%
Total investment securities
(cost $71,656,110)		$71,617,301	53.36%

See Accompanying Notes to the Financial Statements.

12

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2014 (Unaudited)

FUTURES CONTRACTS PURCHASED

						% of Net
		Contract		No. of	Fair Value	Asset
Sector	Contract	Month	Exchange	Contracts	($)	Value
Agriculture
	Coffee	May-14	ICEUS	79	$(154,969)	(0.12)%
	Corn	May-14	CBOT	446	284,063	0.21%
	Cotton No. 2	May-14	ICEUS	140	319,605	0.24%
	Cattle	June-14	CME	95	33,850	0.03%
	Soybeans	May-14	CBOT	175	481,325	0.36%
	Soybean Meal	May-14	CBOT	70	111,680	0.08%
	Soybean Oil	May-14	CBOT	64	(10,464)	(0.01)%
	Sugar No. 11	May-14	ICEUS	39	(4,906)	(0.00)%
	Wheat	May-14	CBOT	161	(69,850)	(0.05)%
	KC Hard Red Winter Wheat	May-14	CME	92	40,888	0.03%
Total agriculture					1,031,222	0.77%
Energy
	London Brent Crude	May-14	IPE	97	70	0.00%
	Gasoline RBOB	May-14	NYMEX	14	(11,579)	(0.01)%
	Natural Gas	May-14	NYMEX	65	(58,660)	(0.04)%
	NY Harbor ULSD	May-14	NYMEX	26	(18,077)	(0.01)%
	WTI Crude	May-14	ICEUS	32	3,940	0.00%
Total energy					(84,306)	(0.06)%
Metals
	Gold	June-14	NYMEX	18	(21,240)	(0.01)%
	Synthetic Aluminum	June-14	LME	371	244,404	0.18%
	Synthetic Copper	June-14	LME	80	231,423	0.17%
	Synthetic Nickel	June-14	LME	161	34,559	0.03%
	Synthetic Zinc	June-14	LME	235	(269,375)	(0.20)%
Total metals					219,771	0.17%

Stock indices
	Amsterdam Exchange
	Index Future	April-14	ENXTAM	39	57,733	0.04%
	CAC40 Index	April-14	EURONXT	175	67,466	0.05%
	DAX Index	June-14	EUREX	18	35,265	0.03%
	Euro Stoxx 50 Index	June-14	EUREX	114	(7,177)	(0.00)%
	IBEX 35 Index	April-14	MFM	110	448,861	0.33%
	NASDAQ 100 E-MINI Index	June-14	CME	146	(178,515)	(0.13)%
	Nikkei 225 Index	June-14	OSE	5	388	0.00%
	OMXS30 Index	April-14	OMG	322	91,107	0.07%
	S&P 500 E-MINI Index	June-14	CME	306	71,125	0.05%
	S&P Canadian 60 Index	June-14	ME	93	13,421	0.01%
	SIMEX MSCI Taiwan Index	April-14	SGX	293	96,030	0.07%
	SPI 200 Index	June-14	SFE	87	56,837	0.04%
Total stock indices					752,541	0.56%
Short-term interest rates
	Short Sterling	June-15	LIFFE	164	(10,253)	(0.01)%
Total short-term interest rates					(10,253)	(0.01)%
Long-term interest rates
	Australian 10-Year Bond	June-14	SFE	92	(5,986)	(0.01)%
	Canadian 10-Year Bond	June-14	ME	54	(7,930)	(0.01)%
	Euro-BOBL	June-14	EUREX	553	211,771	0.16%
	Euro-Bund	June-14	EUREX	321	320,459	0.24%
	Japanese 10-Year
	Government Bond	June-14	TSE	172	(377,077)	(0.28)%
	Long Gilt	June-14	LIFFE	197	(164,381)	(0.12)%
	U.S. 10-Year
	Treasury Note	June-14	CBOT	61	(17,797)	(0.01)%
	U.S. Bond	June-14	CBOT	399	(88,563)	(0.07)%
Total long-term interest rates					(129,504)	(0.10)%
Net unrealized gain on futures contracts purchased					1,779,471	1.33%

See Accompanying Notes to the Financial Statements.

13

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2014 (Unaudited)

FUTURES CONTRACTS SOLD

						% of Net
		Contract		No. of	Fair Value	Asset
Sector	Contract	Month	Exchange	Contracts	($)	Value

Energy
	London Gasoline Oil	April-14	IPE	(46)	$16,550	0.01%
Total energy					16,550	0.01%
Metals
	Copper	May-14	NYMEX	(10)	(10,350)	(0.01)%
	Silver	May-14	NYMEX	(52)	64,730	0.05%
	Synthetic Aluminum	June-14	LME	(440)	(406,054)	(0.30)%
	Synthetic Copper	June-14	LME	(191)	(405,568)	(0.30)%
	Synthetic Nickel	June-14	LME	(52)	13,307	0.01%
	Synthetic Zinc	June-14	LME	(353)	(88,085)	(0.07)%
Total metals					(832,020)	(0.62)%
Stock indices
	CBOE Volatility Index	April-14	CBF	(127)	101,500	0.08%
	FT-SE Index	June-14	LIFFE	(63)	15,971	0.01%
	Hang Seng Index	April-14	HKFE	(45)	(68,116)	(0.05)%
Total stock indices					49,355	0.04%
Short-term interest rates
	Australian Bank Bill	September-14	SFE	(122)	(3,114)	(0.00)%
	Canadian Bank Bill	December-14	ME	(155)	(1,041)	(0.00)%
	Euribor (3 Month
	Interest Rate)	June-15	LIFFE	(65)	5,855	0.00%
	Eurodollar	June-15	CME	(772)	(70,287)	(0.05)%
	2-Year U.S. Treasury Note	June-14	CBOT	(998)	25,766	0.02%
	Euro-Schatz	June-14	EUREX	(749)	37,153	0.03%
Total short-term interest rates					(5,668)	0.00%
Long-term interest rates
	Australian 3-Year Bond	June-14	SFE	(401)	(7,563)	(0.01)%
	U.S. 5-Year
	Treasury Note	June-14	CBOT	(172)	(40,305)	(0.03)%
Total Long-term interest rates					(47,868)	(0.04)%
Net unrealized loss on futures contracts sold					(819,651)	(0.61)%
	Net unrealized gain on futures contracts				$959,820	0.72%

See Accompanying Notes to the Financial Statements.

14

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2014 (Unaudited)

LONG FORWARD CURRENCY CONTRACTS

					% of Net
	Maturity			Fair	Asset
Counterparty	Date	Amount	Currency	Value ($)	Value

UBS	6/18/2014	87,888,947	Australian Dollar	$1,662,999	1.24%
UBS	6/18/2014	123,516,184	Canadian Dollar	479,435	0.36%
UBS	6/18/2014	8,933,368	Czech Koruna	(603)	(0.00)%
UBS	6/18/2014	95,584,424	Euro	(239,066)	(0.18)%
UBS	6/18/2014	98,507,962	Hungarian Forint	4,419	0.00%
UBS	6/18/2014	15,644,711	Israeli Shekel	9,908	0.01%
UBS	6/18/2014	8,787,687,377	Japanese Yen	(1,040,666)	(0.78)%
UBS	6/18/2014	865,391,295	Mexican Peso	672,662	0.50%
UBS	6/18/2014	96,263,245	New Zealand Dollar	2,169,057	1.62%
UBS	6/18/2014	134,652,532	Norwegian Krone	78,906	0.06%
UBS	6/18/2014	9,437,444	Polish Zloty	22,029	0.01%
UBS	6/18/2014	81,745,332	Pound Sterling	262,068	0.20%
UBS	6/18/2014	70,610,605	Singapore Dollar	285,991	0.21%
UBS	6/18/2014	338,325,733	South African Rand	536,202	0.40%
UBS	6/18/2014	79,601,125	Swedish Krona	(26,232)	(0.02)%
UBS	6/18/2014	95,736,530	Swiss Franc	(165,234)	(0.12)%
UBS	6/18/2014	485,743	Turkish Lira	9,590	0.01%

Net unrealized gain on long forward currency contracts				$4,721,465	3.52%

SHORT FORWARD CURRENCY CONTRACTS

					% of Net
	Maturity			Fair	Asset
Counterparty	Date	Amount	Currency	Value ($)	Value

UBS	6/18/2014	77,725,626	Australian Dollar	$(1,553,931)	(1.16)%
UBS	6/18/2014	121,763,252	Canadian Dollar	(983,851)	(0.73)%
UBS	6/18/2014	9,114,351	Czech Koruna	2,941	0.00%
UBS	6/18/2014	89,747,544	Euro	330,346	0.25%
UBS	6/18/2014	255,834,490	Hungarian Forint	(19,477)	(0.02)%
UBS	6/18/2014	1,742,289	Israeli Shekel	2,368	0.00%
UBS	6/18/2014	11,859,401,233	Japanese Yen	937,292	0.70%
UBS	6/18/2014	650,927,071	Mexican Peso	(779,501)	(0.58)%
UBS	6/18/2014	48,292,588	New Zealand Dollar	(563,327)	(0.42)%
UBS	6/18/2014	106,389,334	Norwegian Krone	(113,286)	(0.08)%
UBS	6/18/2014	1,396,799	Polish Zloty	(1,402)	(0.00)%
UBS	6/18/2014	45,155,549	Pound Sterling	(287,190)	(0.21)%
UBS	6/18/2014	85,067,650	Singapore Dollar	(559,662)	(0.42)%
UBS	6/18/2014	202,633,480	South African Rand	(614,882)	(0.46)%
UBS	6/18/2014	59,748,690	Swedish Krona	29,554	0.02%
UBS	6/18/2014	79,837,029	Swiss Franc	133,394	0.10%
UBS	6/18/2014	1,010,248	Turkish Lira	(14,357)	(0.01)%

Net unrealized loss on short forward currency contracts				(4,054,971)	(3.02)%

	Net unrealized gain on forward currency contracts			$666,494	0.50%

See Accompanying Notes to the Financial Statements.

15

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT

Common Stocks
Bermuda
Consumer Discretionary
Signet Jewelers Ltd.	4,411	$466,949	0.35%
Energy
Nabors Industries Ltd.	3,192	78,683	0.06%
Financials
Axis Capital Holdings Ltd.	137	6,281	0.01%
Invesco Ltd.	17,901	662,337	0.49%
RenaissanceRe Holdings Ltd.	4,318	421,437	0.31%
Total Financials		1,090,055	0.81%
Total Bermuda		1,635,687	1.22%
Brazil
Industrials
Embraer SA - Adr	311	11,037	0.01%
British Virgin Islands
Industrials
UTi Worldwide Inc.	16,284	172,448	0.13%
Canada
Energy
Encana Corp.	5,903	126,206	0.09%
Precision Drilling Corp.	9,821	117,557	0.09%
Total Energy		243,763	0.18%
Financials
Toronto-Dominion Bank	958	44,978	0.03%
Materials
Agrium Inc.	6,712	654,554	0.49%
Barrick Gold Corp.	11,190	199,518	0.15%
Eldorado Gold Corp.	7,278	40,611	0.03%
Potash Corp. of Saskatchewan Inc.	10,649	385,707	0.29%
Teck Resources Ltd. - Class B	11,725	254,198	0.19%
Total Materials		1,534,588	1.15%
Telecommunication Services
Rogers Communications Inc. - Class B	488	20,223	0.01%
Total Canada		1,843,552	1.37%
Cayman Islands
Consumer Discretionary
New Oriental Education & Technology Group - Adr**	1,086	31,874	0.02%
Curaçao
Energy
Schlumberger Ltd.	1,398	136,305	0.10%
Guernsey
Information Technology
Amdocs Ltd.	393	18,259	0.01%
India
Financials
HDFC Bank Ltd. - Adr	16,427	674,000	0.50%
Ireland
Health Care
Jazz Pharmaceuticals Plc.**	732	101,514	0.08%

See Accompanying Notes to the Financial Statements.

16

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)

Common Stocks (continued)
Industrials
Ryanair Holdings Plc. - Adr**	399	$23,465	0.02%
Total Ireland		124,979	0.10%
Israel
Health Care
Teva Pharmaceutical Industries - Adr	3,861	204,015	0.15%
Information Technology
Check Point Software Technologies Ltd.**	2,507	169,548	0.13%
NICE Systems Ltd. - Adr	5,404	241,343	0.18%
Total Information Technology		410,891	0.31%
Total Israel		614,906	0.46%
Japan
Consumer Discretionary
Adastria Holdings Co., Ltd.	1,800	44,889	0.03%
Aisin Seiki Co., Ltd.	6,200	223,756	0.17%
Akebono Brake Industry Co.	3,300	14,771	0.01%
Alpen Co., Ltd.	3,500	63,208	0.05%
Asahi Co., Ltd.	700	9,474	0.01%
Belluna Co., Ltd.	1,300	6,449	0.00%
Benesse Holdings Corp.	300	11,466	0.01%
Canon Marketing Japan Inc.	2,000	27,457	0.02%
Chiyoda Co., Ltd.	1,800	39,012	0.03%
Chori Co., Ltd.	300	3,267	0.00%
Daido Metal Co., Ltd.	6,000	63,014	0.05%
Daiei Inc.**	29,000	95,529	0.07%
Daihatsu Motor Co., Ltd.	4,000	70,649	0.05%
Daiichikosho Co., Ltd.	300	9,083	0.01%
Doshisha Co., Ltd.	3,200	49,295	0.04%
Doutor Nichires Holdings Co., Ltd.	1,700	29,927	0.02%
Exedy Corp.	1,200	33,577	0.03%
Fuji Corp., Ltd.	1,100	7,183	0.01%
Funai Electric Co., Ltd.**	5,800	57,430	0.04%
Futaba Industrial Co., Ltd.**	16,700	72,809	0.05%
G-Tekt Corp.	300	3,726	0.00%
Gunze Ltd.	19,000	50,438	0.04%
Higashi Nihon House Co., Ltd.	900	4,046	0.00%
HI-LEX Corp.	500	12,673	0.01%
IG Port Inc.	200	3,370	0.00%
Isetan Mitsukoshi Holdings Ltd.	8,200	101,214	0.08%
JVC Kenwood Corp.**	28,800	69,478	0.05%
Kawai Musical Instruments Manufacturing Co., Ltd.	19,000	34,607	0.03%
Komeri Co., Ltd.	2,900	78,867	0.06%
Kurabo Industries Ltd.	1,000	1,802	0.00%
Mars Engineering Corp.	100	1,882	0.00%
Meiko Network Japan Co., Ltd.	100	1,072	0.00%
Mitsubishi Motors Co.	3,400	35,576	0.03%
Musashi Seimitsu Industry Co., Ltd.	4,500	92,646	0.07%
Namco Bandai Holdings Inc.	700	16,568	0.01%
Nifco Inc.	1,400	39,552	0.03%
Nihon Eslead Corp.	100	1,040	0.00%
Nissan Motor Co., Ltd.	31,400	279,882	0.21%
Pacific Industrial Co., Ltd.	6,100	40,897	0.03%

See Accompanying Notes to the Financial Statements.

17

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)

Common Stocks (continued)
Pal Co., Ltd.	900	$17,291	0.01%
PanaHome Corp.	1,000	6,869	0.01%
Rakuten Inc.	1,000	13,341	0.01%
Rinnai Corp.	800	70,300	0.05%
Roland Corp.	100	1,384	0.00%
Round One Corp.	1,300	11,134	0.01%
Sangetsu Co., Ltd.	2,400	62,991	0.05%
Sanoh Industrial Co., Ltd.	300	1,878	0.00%
Seiren Co., Ltd.	1,800	14,806	0.01%
Senshukai Co., Ltd.	300	2,447	0.00%
Shimano Inc.	1,300	130,611	0.10%
SKY Perfect JSAT Holdings Inc.	3,900	20,857	0.02%
SNT Corp.	4,600	17,426	0.01%
Sony Corp.	4,600	87,886	0.07%
St Marc Holdings Co., Ltd.	1,200	59,061	0.04%
Stanley Electric Co., Ltd.	2,300	51,052	0.04%
Sumitomo Forestry Co., Ltd.	5,400	54,254	0.04%
T RAD Co., Ltd.	10,000	28,387	0.02%
Tachi-S Co., Ltd.	15,600	256,939	0.19%
Taiho Kogyo Co., Ltd.	300	2,843	0.00%
Toa Corp. Hyogo	1,700	17,245	0.01%
Toei Co., Ltd.	11,000	66,076	0.05%
Tokai Rubber Industries Ltd.	3,400	34,819	0.03%
Tokyo Individualized Educational Institute Inc.	4,700	20,856	0.02%
Tomy Co., Ltd.	8,600	39,828	0.03%
Toyo Tire & Rubber Co., Ltd.	8,000	56,658	0.04%
Toyota Boshoku Corp.	9,500	95,999	0.07%
Toyota Industries Corp.	3,700	177,804	0.13%
Toyota Motor Corp.	1,700	95,957	0.07%
Toyota Motor Corp. - Adr	292	32,967	0.02%
Unipres Corp.	600	10,783	0.01%
United Arrows Ltd.	200	7,402	0.01%
Universal Entertainment Corp.**	3,600	65,711	0.05%
USS Co., Ltd.	6,700	94,059	0.07%
Xebio Co., Ltd.	600	10,435	0.01%
Yamaha Motor Co., Ltd.	5,900	94,032	0.07%
Yondoshi Holdings Inc.	1,400	24,049	0.02%
Total Consumer Discretionary		3,658,018	2.74%

Consumer Staples
Aderans Co., Ltd.	700	8,009	0.01%
Aeon Co., Ltd.	3,300	37,184	0.03%
Cocokara Fine Inc.	7,300	211,047	0.16%
Hokuto Corp.	2,200	45,763	0.03%
House Foods Group Corp.	7,300	121,225	0.09%
Kato Sangyo Co., Ltd.	4,600	97,825	0.07%
Megmilk Snow Brand Co., Ltd.	8,400	109,542	0.08%
Nichimo Co., Ltd.	5,000	9,107	0.01%
Nippon Beet Sugar Manufacturing Co., Ltd.	9,000	17,439	0.01%
Nippon Flour Mills Co., Ltd.	21,000	114,954	0.09%
Nisshin Seifun Group Inc.	3,200	35,158	0.02%
Prima Meat Packers Ltd.	51,000	106,235	0.08%
Sakata Seed Corp.	100	1,376	0.00%

See Accompanying Notes to the Financial Statements.

18

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)

Common Stocks (continued)
Sugi Holdings Co., Ltd.	4,600	$204,340	0.15%
Total Consumer Staples		1,119,204	0.83%

Energy
AOC Holdings Inc.	1,300	3,388	0.00%
Cosmo Oil Co., Ltd.	6,000	10,871	0.01%
Idemitsu Kosan Co., Ltd.	600	12,318	0.01%
Inpex Corp.	2,000	25,946	0.02%
Shinko Plantech Co., Ltd.	1,700	13,160	0.01%
TonenGeneral Sekiyu K.K.	1,000	8,826	0.01%
Total Energy		74,509	0.06%

Financials
AEON Financial Service Co., Ltd.	1,300	29,309	0.02%
Airport Facilities Co., Ltd.	900	6,644	0.01%
Aizawa Securities Co., Ltd.	3,200	22,880	0.02%
Aomori Bank Ltd.	2,000	5,522	0.00%
Apamanshop Holdings Co., Ltd.	1,500	8,487	0.01%
Asax Co., Ltd.	700	8,362	0.01%
Awa Bank Ltd.	8,000	42,552	0.03%
Bank of Nagoya Ltd.	19,000	74,185	0.06%
Bank of Okinawa Ltd.	1,000	42,194	0.03%
Bank of the Ryukyus Ltd.	900	11,972	0.01%
Chiba Kogyo Bank**	200	1,387	0.00%
Chugoku Bank Ltd.	800	10,665	0.01%
Daibiru Corp.	500	5,329	0.00%
Daishi Bank Ltd.	1,000	3,672	0.00%
Dream Incubator Inc.**	800	12,246	0.01%
Fukui Bank Ltd.	3,000	7,383	0.01%
Fuyo General Lease Co., Ltd.	1,800	64,613	0.05%
Heiwa Real Estate Co., Ltd.	6,800	108,573	0.08%
Higo Bank Ltd.	1,000	5,329	0.00%
Hiroshima Bank Ltd.	8,000	33,406	0.02%
Hyakujushi Bank Ltd.	1,000	3,430	0.00%
Jaccs Co., Ltd.	4,000	16,819	0.01%
Joyo Bank Ltd.	1,000	4,990	0.00%
Juroku Bank Ltd.	5,000	17,439	0.01%
Kagoshima Bank Ltd.	4,000	25,384	0.02%
Matsui Securities Co., Ltd.	5,900	59,906	0.04%
Mito Securities Co., Ltd.	5,000	21,654	0.02%
Mitsubishi Estate Co., Ltd.	4,000	94,792	0.07%
Mizuho Financial Group Inc.	88,000	173,928	0.13%
Nanto Bank Ltd.	3,000	11,307	0.01%
Nisshin Fudosan Co.	6,400	23,811	0.02%
Nomura Holdings Inc.	11,500	73,759	0.05%
NTT Urban Development Corp.	4,900	46,144	0.03%
Orient Corp.**	46,400	93,506	0.07%
SBI Holdings Inc.	4,000	48,210	0.04%
Sumitomo Real Estate Sales Co., Ltd.	700	22,075	0.02%
Takara Leben Co., Ltd.	3,700	11,435	0.01%
TOC Co., Ltd.	4,300	30,912	0.02%
Tokai Tokyo Financial Holdings Inc.	7,500	62,927	0.05%
Tokyo Tomin Bank Ltd.	2,500	25,893	0.02%
Tosei Corp.	9,500	63,876	0.05%
Toyo Securities Co., Ltd.	3,000	10,260	0.01%

See Accompanying Notes to the Financial Statements.

19

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)

Common Stocks (continued)
Tsukuba Bank Ltd.	4,800	$18,509	0.01%
Total Financials		1,465,676	1.09%

Health Care
Alfresa Holdings Corp.	1,600	104,326	0.08%
BML Inc.	600	22,526	0.02%
Chugai Pharmaceutical Co., Ltd.	3,900	99,564	0.07%
Eisai Co., Ltd.	1,200	46,714	0.03%
Fuji Pharma Co., Ltd.	200	3,920	0.00%
Mani Inc.	100	4,147	0.00%
Mochida Pharmaceutical Co., Ltd.	1,100	78,758	0.06%
Nagaileben Co., Ltd.	1,600	34,119	0.03%
Nichii Gakkan Co.	5,300	49,244	0.04%
Ship Healthcare Holdings Inc.	500	19,183	0.01%
Sysmex Corp.	2,000	63,750	0.05%
Total Health Care		526,251	0.39%

Industrials
Aica Kogyo Co., Ltd.	1,200	26,729	0.02%
Aichi Corp.	2,000	8,875	0.01%
Alinco Inc.	800	9,161	0.01%
Asahi Diamond Industrial Co., Ltd.	3,900	49,612	0.04%
Asahi Glass Co., Ltd.	5,000	28,969	0.02%
COMSYS Holdings Corp.	200	3,135	0.00%
Cosel Co., Ltd.	1,300	15,202	0.01%
Denyo Co., Ltd.	800	13,448	0.01%
FANUC Corp.	500	88,190	0.07%
Fudo Tetra Corp.	45,800	83,866	0.06%
Fukushima Industries Corp.	5,100	81,430	0.06%
Fukuyama Transporting Co., Ltd.	18,000	108,124	0.08%
Furukawa Co., Ltd.	19,000	34,239	0.03%
Futaba Corp.	1,400	24,144	0.02%
Glory Ltd.	1,700	46,595	0.03%
Hazama Ando Corp.	3,900	14,623	0.01%
Hitachi Koki Co., Ltd.	21,400	167,733	0.12%
Hoshizaki Electric Co., Ltd.	500	18,893	0.01%
Howa Machinery Ltd.	100	744	0.00%
Ichiken Co., Ltd.	1,000	1,647	0.00%
Idec Corp.	4,000	37,475	0.03%
Inaba Denki Sangyo Co., Ltd.	2,100	67,548	0.05%
Inabata & Co., Ltd.	3,200	32,615	0.02%
Iseki & Co., Ltd.	1,000	2,645	0.00%
Iwasaki Electric Co., Ltd.**	39,000	95,597	0.07%
Kamigumi Co., Ltd.	5,000	48,588	0.04%
Katakura Industries Co., Ltd.	3,700	46,996	0.04%
Keihan Electric Railway Co., Ltd.	15,000	59,875	0.05%
Keio Corp.	8,000	55,728	0.04%
Kintetsu World Express Inc.	1,400	62,191	0.05%
Kitz Corp.	9,100	44,524	0.03%
Kurita Water Industries Ltd.	300	6,508	0.01%
Kyodo Printing Co., Ltd.	6,000	16,974	0.01%
Kyokuto Kaihatsu Kogyo Co., Ltd.	4,200	60,590	0.05%
Maeda Corp.	2,000	12,595	0.01%
Maezawa Industries Inc.	1,000	3,236	0.00%
Makita Corp.	1,400	76,907	0.06%

See Accompanying Notes to the Financial Statements.

20

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)

Common Stocks (continued)
Meidensha Corp.	62,000	$274,514	0.21%
Meiji Shipping Co., Ltd.	100	401	0.00%
Meitec Corp.	2,400	68,130	0.05%
Mitsui Matsushima	17,000	26,188	0.02%
Miura Co., Ltd.	100	2,752	0.00%
MonotaRO Co., Ltd.	1,200	30,484	0.02%
Nachi-Fujikoshi Corp	9,000	59,294	0.04%
Nagase & Co., Ltd.	600	7,412	0.01%
Namura Shipbuilding Co., Ltd.	2,300	21,481	0.02%
Nankai Electric Railway Co., Ltd.	32,000	124,013	0.09%
Nippon Carbon Co., Ltd.	6,000	11,394	0.01%
Nippon Express Co., Ltd.	2,000	9,785	0.01%
Nishio Rent All Co., Ltd.	5,300	196,667	0.15%
Nitto Kogyo Corp.	1,800	37,774	0.03%
Noritake Co., Ltd.	11,000	27,816	0.02%
Obayashi Road Corp.	1,000	5,145	0.00%
Okabe Co., Ltd.	4,700	67,621	0.05%
Okumura Corp.	2,000	8,913	0.01%
Secom Co., Ltd.	900	51,847	0.04%
Shibusawa Warehouse Co., Ltd.	4,000	14,959	0.01%
Shinmaywa Industries Ltd.	1,000	9,127	0.01%
Shinnihon Corp.	1,700	5,155	0.00%
Sinko Industries Ltd.	4,500	42,421	0.03%
Sintokogio Ltd.	10,100	77,207	0.06%
SMC Corp.	100	26,377	0.02%
Sodick Co., Ltd.	2,300	8,646	0.01%
Star Micronics Co., Ltd.	2,600	31,337	0.02%
Taikisha Ltd.	3,300	71,553	0.05%
Teikoku Electric Manufacturing Co., Ltd.	500	16,374	0.01%
THK Co., Ltd.	6,100	136,935	0.10%
Toa Corp.	8,000	16,354	0.01%
Toda Corp.	11,000	36,128	0.03%
Tokyo Keiki Inc.	1,000	2,916	0.00%
Toppan Forms Co., Ltd.	7,800	72,623	0.05%
Toshiba Machine Co., Ltd.	1,000	4,728	0.00%
Toshiba Plant Systems & Services Corp.	4,800	71,524	0.05%
Toyo Construction Co., Ltd.	4,600	16,178	0.01%
Toyo Engineering Corp.	17,000	78,070	0.06%
Toyo Tanso Co., Ltd.	300	6,647	0.01%
Toyo Wharf & Warehouse Co., Ltd.	12,000	28,600	0.02%
Toyota Tsusho Corp.	11,700	296,992	0.22%
Trancom Co., Ltd.	300	11,641	0.01%
Uchida Yoko Co., Ltd.	1,000	2,819	0.00%
Ushio Inc.	500	6,453	0.01%
YAMABIKO Corp.	2,100	85,656	0.06%
Yamato Holdings Co., Ltd.	5,200	112,046	0.08%
Yamazen Corp.	2,900	19,134	0.01%
Yasuda Warehouse Co., Ltd.	300	3,194	0.00%
Yuasa Trading Co., Ltd.	5,000	10,221	0.01%
Total Industrials		3,909,597	2.91%

Information Technology
Advantest Corp.	3,500	37,877	0.03%
Anritsu Corp.	5,800	66,589	0.05%

See Accompanying Notes to the Financial Statements.

21

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Azbil Corp.	1,900	$46,904	0.03%
Brother Industries Ltd.	3,900	54,524	0.04%
Canon Inc.**	9,900	306,069	0.23%
Capcom Co., Ltd.	1,700	32,249	0.02%
CMK Corp.**	13,500	34,399	0.03%
Daishinku Corp.	2,000	8,022	0.01%
ESPEC Corp.	900	6,976	0.01%
Fuji Soft Inc.	300	6,386	0.01%
Fujitsu Frontech Ltd.	1,400	16,765	0.01%
Hamamatsu Photonics K.K.	2,800	126,144	0.09%
Hosiden Corp.	16,400	80,399	0.06%
Imagineer Co., Ltd.	500	4,122	0.00%
Information Services International-Dentsu Ltd.	3,100	37,783	0.03%
Internet Initiative Japan Inc.	1,200	28,961	0.02%
Japan Radio Co., Ltd.**	7,000	26,789	0.02%
JBCC Holdings Inc.	2,000	14,572	0.01%
Kakaku.com Inc.	600	9,760	0.01%
Kanematsu Electronics Ltd.	1,800	25,322	0.02%
Koa Corp.	3,800	42,339	0.03%
Kyocera Corp.	400	18,032	0.01%
Lasertec Corp.	5,500	61,919	0.05%
Macnica Inc.	200	5,920	0.00%
Mimasu Semiconductor Industry Co., Ltd.	900	8,013	0.01%
Mitsui High-Tec Inc.	400	2,678	0.00%
NET One Systems Co., Ltd.	500	3,396	0.00%
Nichicon Corp.	1,300	10,290	0.01%
Nippon Electric Glass Co., Ltd.	49,000	252,085	0.19%
Noritsu Koki Co., Ltd.	5,300	37,279	0.03%
Omron Corp.	900	37,146	0.03%
Optex Co., Ltd.	100	1,726	0.00%
Riso Kagaku Corp.	5,100	126,147	0.09%
Roland DG Corp.	1,800	71,240	0.05%
Ryoyo Electro Corp.	8,300	106,469	0.08%
Sanken Electric Co., Ltd.	5,000	35,363	0.03%
Saxa Holdings Inc.	4,000	6,162	0.00%
Shibaura Mechatronics Corp.	1,000	2,277	0.00%
Shimadzu Corp.	11,000	97,728	0.07%
Shinko Electric Industries Co., Ltd.	2,100	15,158	0.01%
Sumco Corp.	2,600	20,077	0.01%
Synergy Marketing Inc.	800	5,054	0.00%
Taiyo Yuden Co., Ltd.	3,900	48,101	0.04%
TDK Corp.	100	4,176	0.00%
Tecmo Koei Holdings Co., Ltd.	11,500	155,762	0.12%
TKC Corp.	400	7,945	0.01%
Towa Corp.	3,400	17,887	0.01%
UKC Holdings Corp.	600	10,353	0.01%
Wacom Co., Ltd.	1,000	7,024	0.01%
Wellnet Corp.	300	5,630	0.00%
Total Information Technology		2,193,988	1.63%

Materials
Achilles Corp.	4,000	5,542	0.00%
ADEKA Corp.	600	6,918	0.01%
Aichi Steel Corp.	1,000	3,933	0.00%

See Accompanying Notes to the Financial Statements.

22

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net As set Value
SECURITIES SOLD SHORT (continued)

Common Stocks (continued)
Dai Nippon Toryo Co., Ltd.	8,000	$12,789	0.01%
Daido Steel Co., Ltd.	36,000	179,974	0.13%
DC Co., Ltd.	1,400	8,003	0.01%
FP Corp.	600	19,096	0.01%
Fujimori Kogyo Co., Ltd.	600	15,591	0.01%
Furukawa-Sky Aluminum Corp.	11,000	45,400	0.03%
Hokuetsu Kishu Paper Co., Ltd.	61,500	308,647	0.23%
JSP Corp.	200	3,087	0.00%
JSR Corp.	12,800	237,237	0.18%
Kansai Paint Co., Ltd.	3,000	42,872	0.03%
Kobe Steel Ltd.	84,000	111,495	0.08%
Konishi Co., Ltd.	300	5,310	0.00%
Kumiai Chemical Industry Co.	9,000	57,114	0.04%
Kuraray Co., Ltd.	14,200	162,341	0.12%
Nippon Chemical Industrial Co., Ltd.**	19,000	26,508	0.02%
Nippon Soda Co., Ltd.	1,000	5,435	0.00%
Nitto Denko Corp.	1,200	57,457	0.04%
Pacific Metals Co., Ltd.**	35,000	130,553	0.10%
Sanyo Special Steel Co., Ltd.	6,000	25,171	0.02%
Shin-Etsu Chemical Co., Ltd.	2,300	131,428	0.10%
Shin-Etsu Polymer Co., Ltd.	3,800	14,211	0.01%
Sumitomo Bakelite Co., Ltd.	26,000	100,005	0.08%
T&K Toka	100	2,197	0.00%
Taiyo Nippon Sanso Corp.	7,000	55,069	0.04%
Teijin Ltd.	14,000	34,724	0.03%
Tenma Corp.	1,400	19,356	0.01%
Toagosei Co., Ltd.	6,000	25,694	0.02%
Tokai Carbon Co., Ltd.	6,000	20,346	0.02%
Tokyo Ohka Kogyo Co., Ltd.	7,600	167,956	0.13%
Topy Industries Ltd.	13,000	22,923	0.02%
Toyo Kohan Co., Ltd.	2,000	9,805	0.01%
Ube Industries Ltd.	4,000	7,363	0.01%
Yamato Kogyo Co., Ltd.	3,200	100,295	0.08%
Total Materials		2,181,845	1.63%
Telecommunication Services
NTT DOCOMO Inc.	7,000	110,410	0.08%
Utilities
Hokkaido Electric Power Co., Inc.**	6,100	51,535	0.04%
Kansai Electric Power Co., Inc.**	3,400	34,884	0.03%
Kyushu Electric Power Co., Inc.**	4,800	58,689	0.04%
Shikoku Electric Power Co., Inc.**	1,400	18,989	0.01%
Shizuoka Gas Co., Ltd.	5,200	31,740	0.02%
Toho Gas Co., Ltd.	5,000	27,225	0.02%
Total Utilities		223,062	0.16%
Total Japan		15,462,560	11.52%
Mexico
Consumer Discretionary
Grupo Televisa SAB - Adr	16,876	561,802	0.42%
Netherlands
Consumer Staples
Unilever NV	15,716	646,242	0.48%

See Accompanying Notes to the Financial Statements.

23

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Norway
Energy
Statoil ASA - Adr	3,261	$92,025	0.07%
Panama
Industrials
Copa Holdings SA	1,487	215,898	0.16%
Philippines
Telecommunication Services
Philippine Long Distance Telephone Co. - Adr	2,167	132,230	0.10%
Russia
Telecommunication Services
Mobile Telesystems OJSC - Adr	510	8,920	0.01%
South Africa
Energy
Sasol Ltd. - Adr	6,399	357,576	0.27%
Sweden
Information Technology
Telefonaktiebolaget LM Ericsson - Adr	48,408	645,279	0.48%
Switzerland
Energy
Transocean Ltd.	4,302	177,845	0.13%
Weatherford International Ltd.**	5,013	87,026	0.07%
Total Energy		264,871	0.20%
Health Care
Novartis AG - Adr	7,572	643,771	0.48%
Information Technology
TE Connectivity Ltd.	710	42,749	0.03%
Materials
Syngenta AG - Adr	4,001	303,196	0.23%
Total Switzerland		1,254,587	0.94%
Taiwan
Information Technology
Taiwan Semiconductor Manufacturing Co., Ltd. - Adr	32,192	644,484	0.48%
Turkey
Telecommunication Services
Turkcell Iletisim Hizmetleri AS - Adr**	10,995	151,401	0.11%
United Kingdom
Consumer Staples
British American Tobacco Plc. - Adr	5,830	649,637	0.48%
Energy
Rowan Cos Plc.	4,837	162,910	0.12%
Total United Kingdom		812,547	0.60%
United States
Consumer Discretionary
ANN Inc.**	535	22,192	0.02%
Apollo Group Inc. - Class A**	2,108	72,178	0.05%
Arctic Cat Inc.	153	7,312	0.01%
Asbury Automotive Group Inc.**	9,405	520,191	0.39%
Autoliv Inc.	6,550	657,293	0.49%
Bed Bath & Beyond Inc.**	9,428	648,646	0.48%

See Accompanying Notes to the Financial Statements.

24

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)

Common Stocks (continued)
Big Lots Inc.**	14,511	$549,532	0.41%
Brunswick Corp.	1,121	50,770	0.04%
Coach Inc.	5,001	248,350	0.18%
Crocs Inc.**	14,502	226,231	0.17%
Dana Holding Corp.	29,040	675,760	0.51%
Discovery Communications Inc.**	70	5,789	0.00%
Ethan Allen Interiors Inc.	111	2,825	0.00%
Foot Locker Inc.	13,708	644,002	0.48%
Graham Holdings Co.	173	121,749	0.09%
Hillenbrand Inc.	5,777	186,770	0.14%
International Game Technology	14,003	196,882	0.15%
John Wiley & Sons Inc. - Class A	527	30,376	0.02%
Leggett & Platt Inc.	137	4,472	0.00%
Lennar Corp. - Class A	2,913	115,413	0.09%
Life Time Fitness Inc.**	412	19,817	0.01%
Lithia Motors Inc. - Class A	22	1,462	0.00%
Macy's Inc.	10,832	642,229	0.48%
Marriott International Inc. - Class A	11,593	649,440	0.48%
Mattel Inc.	16,638	667,349	0.51%
MDC Holdings Inc.	628	17,760	0.01%
Nordstrom Inc.	9,055	565,485	0.42%
Panera Bread Co. - Class A**	22	3,882	0.00%
PetSmart Inc.	3,905	269,016	0.20%
Pool Corp.	9,267	568,252	0.42%
PulteGroup Inc.	3,062	58,760	0.04%
PVH Corp.	4,194	523,285	0.39%
Quiksilver Inc.**	13,058	98,066	0.07%
Scholastic Corp.	2,442	84,200	0.06%
Select Comfort Corp.**	3,847	69,554	0.05%
Service Corp. International	954	18,966	0.01%
Sinclair Broadcast Group Inc.	333	9,021	0.01%
Thor Industries Inc.	3,050	186,233	0.14%
Urban Outfitters Inc.**	15,694	572,360	0.43%
Whirlpool Corp.	1,420	212,233	0.16%
Williams-Sonoma Inc.	2,122	141,410	0.11%
Zumiez Inc.**	657	15,926	0.01%
Total Consumer Discretionary		10,381,439	7.73%

Consumer Staples
Boulder Brands Inc.**	6,490	114,354	0.09%
Brown-Forman Corp. - Class B	5,176	464,235	0.35%
Dr Pepper Snapple Group Inc.	12,006	653,847	0.49%
JM Smucker Co.	177	17,211	0.01%
Lancaster Colony Corp.	2,764	274,797	0.20%
Total Consumer Staples		1,524,444	1.14%

Energy
Atwood Oceanics Inc.**	2,832	142,705	0.11%
Basic Energy Services Inc.**	7,566	207,384	0.15%
Devon Energy Corp.	577	38,619	0.03%
Diamond Offshore Drilling Inc.	4,769	232,536	0.17%
Dresser-Rand Group Inc.**	2,487	145,266	0.11%
HollyFrontier Corp.	2,799	133,176	0.10%
Newpark Resources**	976	11,175	0.01%
Peabody Energy Corp.	13,547	221,358	0.16%

See Accompanying Notes to the Financial Statements.

25

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)

Common Stocks (continued)
Rosetta Resources Inc.**	4,424	$206,070	0.15%
Stone Energy Corp.**	13,520	567,434	0.42%
Superior Energy Services Inc.	2,929	90,096	0.07%
Tesoro Corp.	6,131	310,167	0.23%
Unit Corp. **	7,497	490,154	0.37%
W&T Offshore Inc.	9,325	161,416	0.12%
Total Energy		2,957,556	2.20%

Financials
Affiliated Managers Group Inc.**	311	62,216	0.05%
Alleghany Corp.**	1,270	517,373	0.39%
American Equity Investment Life Holding Co.	777	18,353	0.01%
Associated Banc-Corp.	17,520	316,411	0.24%
Bank of America Corp.	11,361	195,409	0.15%
Bank of New York Mellon Corp.	11,798	416,351	0.31%
BlackRock Inc.	1,747	549,397	0.41%
Citigroup Inc.	294	13,994	0.01%
City National Corp.	702	55,262	0.04%
Discover Financial Services	22	1,280	0.00%
FNB Corp.	49,351	661,303	0.49%
HCC Insurance Holdings Inc.	1,242	56,499	0.04%
Huntington Bancshares Inc.	64,974	647,791	0.48%
MBIA Inc.**	6,576	91,998	0.07%
Northern Trust Corp.	3,537	231,886	0.17%
PNC Financial Services Group Inc.	5,770	501,990	0.37%
Raymond James Financial Inc.	910	50,896	0.04%
Wells Fargo & Co.	533	26,511	0.02%
Total Financials		4,414,920	3.29%

Health Care
Acorda Therapeutics Inc.**	14,712	557,732	0.42%
Allscripts Healthcare Solutions Inc.**	460	8,294	0.00%
Becton Dickinson and Co.	133	15,572	0.01%
Brookdale Senior Living Inc.**	17,593	589,541	0.44%
Bruker Corp.**	7,181	163,655	0.12%
Cepheid Inc.**	2,108	108,731	0.08%
Edwards Lifesciences Corp.**	954	70,758	0.05%
HMS Holdings Corp.**	14,629	278,683	0.21%
Infinity Pharmaceuticals Inc.**	1,753	20,843	0.01%
InterMune Inc.**	5,104	170,831	0.13%
Intuitive Surgical Inc.**	89	38,981	0.03%
Luminex Corp.**	107	1,938	0.00%
MedAssets Inc.**	5,597	138,302	0.10%
MEDNAX Inc.**	3,850	238,623	0.18%
Medtronic Inc.	6,056	372,686	0.28%
Merck & Co., Inc.	177	10,048	0.01%
NPS Pharmaceuticals Inc.**	1,753	52,467	0.04%
PAREXEL International Corp.**	747	40,405	0.03%
Pharmacyclics Inc.**	513	51,413	0.04%
Quest Diagnostics Inc.	3,028	175,382	0.13%
UnitedHealth Group Inc.	7,977	654,034	0.49%
Total Health Care		3,758,919	2.80%

Industrials
3M Co.	4,860	659,308	0.49%

See Accompanying Notes to the Financial Statements.

26

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)

Common Stocks (continued)
AAR Corp.	488	$12,664	0.01%
Actuant Corp. - Class A	2,796	95,483	0.07%
AZZ Inc.	44	1,966	0.00%
Briggs & Stratton Corp.	1,213	26,989	0.02%
Cummins Inc.	577	85,967	0.06%
Dover Corp.	5,458	446,191	0.33%
EnPro Industries Inc.**	807	58,645	0.04%
Fastenal Co.	13,300	655,956	0.49%
GATX Corp.	2,412	163,727	0.12%
Granite Construction Inc.	4,388	175,213	0.13%
Healthcare Services Group Inc.	4,953	143,934	0.11%
Herman Miller Inc.	5,647	181,438	0.14%
Hub Group Inc. - Class A**	639	25,554	0.02%
JB Hunt Transport Services Inc.	244	17,548	0.01%
Kennametal Inc.	5,619	248,922	0.18%
Masco Corp.	2,863	63,587	0.05%
MasTec Inc.**	10,431	453,123	0.34%
Matson Inc.	430	10,617	0.01%
MSA Safety Inc.	6,292	358,644	0.27%
PACCAR Inc.	4,271	288,036	0.21%
Pall Corp.	833	74,528	0.06%
Quanex Building Products Corp.	3,963	81,955	0.06%
Quanta Services Inc.**	15,877	585,861	0.44%
Snap-on Inc.	1,288	146,162	0.11%
Spirit Aerosystems Holdings Inc.**	2,042	57,564	0.04%
Stanley Black & Decker Inc.	6,217	505,069	0.38%
Steelcase Inc.	3,671	60,975	0.05%
Triumph Group Inc.	3,596	232,230	0.17%
WABCo.Holdings Inc.**	6,098	643,705	0.48%
Watsco Inc.	399	39,864	0.03%
WW Grainger Inc.	200	50,532	0.04%
Total Industrials		6,651,957	4.96%

Information Technology
Akamai Technologies Inc.**	2,374	138,191	0.10%
Analog Devices Inc.	12,271	652,081	0.49%
Applied Materials Inc.	28,578	583,563	0.43%
Arrow Electronics Inc.**	666	39,534	0.03%
Avnet Inc.	14,251	663,098	0.50%
Bottomline Technologies Inc.**	577	20,282	0.02%
CA Inc.	4,482	138,807	0.10%
Cadence Design Systems Inc.**	17,959	279,083	0.21%
Convergys Corp.	7,474	163,755	0.12%
Conversant Inc.**	22,653	637,682	0.47%
Diebold Inc.	5,843	233,077	0.17%
EMC Corp.	15,359	420,990	0.31%
Fairchild Semiconductor International Inc.**	1,309	18,051	0.01%
Finisar Corp.**	5,459	144,718	0.11%
International Business Machines Corp.	3,062	589,404	0.44%
KLA-Tencor Corp.	6,618	457,568	0.34%
Microsoft Corp.	15,578	638,542	0.48%
Netscout Systems Inc.**	5,003	188,013	0.14%
Nuance Communications Inc.**	38,143	654,915	0.49%
Oracle Corp.	4,926	201,523	0.15%

See Accompanying Notes to the Financial Statements.

27

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)

Common Stocks (continued)
OSI Systems Inc.**	1,750	$104,755	0.08%
PMC - Sierra Inc.**	17,055	129,789	0.10%
Polycom Inc.**	24,181	331,763	0.25%
QLogic Corp.**	19,802	252,476	0.19%
Red Hat Inc.**	5,721	303,099	0.23%
Rovi Corp.**	1,886	42,963	0.03%
Salesforce.com Inc.**	3,098	176,865	0.13%
Symantec Corp.	11,095	221,567	0.16%
Synchronoss Technologies Inc.**	4,423	151,665	0.11%
Take-Two Interactive Software Inc.**	5,216	114,387	0.09%
Tech Data Corp.**	311	18,959	0.01%
Tessera Technologies Inc.	6,208	146,695	0.11%
Texas Instruments Inc.	754	35,551	0.03%
TiVo Inc.**	49,902	660,203	0.49%
Vishay Intertechnology Inc.	1,641	24,418	0.02%
VMware Inc.**	2,920	315,418	0.24%
Western Union Co.	33,078	541,156	0.40%
Xerox Corp.	10,012	113,136	0.08%
Zebra Technologies Corp. - Class A**	5,968	414,239	0.31%
Total Information Technology		10,961,981	8.17%

Materials
Alcoa Inc.	111	1,429	0.00%
Allegheny Technologies Inc.	17,131	645,496	0.48%
American Vanguard Corp.	4,662	100,932	0.08%
Carpenter Technology Corp.	1,154	76,210	0.06%
Domtar Corp.	1,099	123,330	0.09%
Innophos Holdings Inc.	926	52,504	0.04%
LSB Industries Inc.**	301	11,263	0.01%
Martin Marietta Materials Inc.	993	127,452	0.09%
MeadWestvaco Corp.	12,442	468,317	0.35%
Minerals Technologies Inc.	10,179	657,156	0.49%
NewMarket Corp.	1,284	501,762	0.37%
Royal Gold Inc.	3,816	238,958	0.18%
Schnitzer Steel Industries Inc. - Class A	1,538	44,371	0.03%
Silgan Holdings Inc.	842	41,696	0.03%
Total Materials		3,090,876	2.30%

Telecommunication Services
AT&T Inc.	5,794	203,196	0.15%
CenturyLink, Inc.	20,480	672,563	0.50%
Total Telecommunication Services		875,759	0.65%

Utilities
American States Water Co.	3,404	109,915	0.08%
DTE Energy Co.	8,802	653,901	0.49%
Total Utilities		763,816	0.57%

Total United States		45,381,667	33.81%

Total securities sold short
(proceeds - $70,299,440)		$71,630,265	53.37%

See Accompanying Notes to the Financial Statements.

28

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2014 (Unaudited)

TOTAL RETURN SWAP CONTRACTS***

			Notional Amount (cost		% of Net Asset
	Counterparty	Termination Date	in foreign currency)	Fair Value ($)	Value
Long
Euro	UBS	5/4/2018	10,581,087	$0	0.00%
British Pound	UBS	5/3/2018	8,098,567	0	0.00%
Net long total return swaps				0	0.00%
Short
Euro	UBS	5/4/2018	(10,520,135)	0	0.00%
British Pound	UBS	5/3/2018	(8,147,281)	0	0.00%
Net short total return swaps				0	0.00%
Net total return swaps				$0	0.00%

*	Non-income producing security.
**	Security did not pay a dividend during the previous twelve months.
***	See Pages 30-43 for the detail underlying positions of the total return swaps.

Adr — American Depository Receipt

See Accompanying Notes to the Financial Statements.

29

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2014 (Unaudited)

DETAIL UNDERLYING POSITIONS OF THE TOTAL RETURN SWAPS

LONG EURO

		No. of	Fair
Country	Common Stock	Shares	Value ($)
Belgium
	Anheuser-Busch Inbev NV	466	$0
	Colruyt SA	6,058	0
	D'Ieteren SA/NV	332	0
	Elia System Operator SA/NV	276	0
	Gimv NV	1,404	0
	Groupe Bruxelles Lambert SA	100	0
	KBC Groep NV	2,058	0
	Kinepolis	235	0
	Sofina SA	433	0
	Telenet Group Holding NV	1,879	0
Total Belgium			0

Bermuda
	Lancashire Holdings Ltd.	18,076	0
	Petra Diamonds Ltd.	10,464	0
Total Bermuda			0

Cayman Islands
	Phoenix Group Holdings	14,079	0
Total Cayman Islands			0

France
	Accor SA	6,258	0
	Akka Technologies	48	0
	Arkema SA	89	0
	Atos	4,835	0
	BNP Paribas SA	4,261	0
	Bouygues SA	1,265	0
	Bull	4,895	0
	Cap Gemini SA	2,818	0
	Carrefour SA	821	0
	Christian Dior SA	954	0
	Credit Agricole SA	2,885	0
	Electricite De France SA	7,811	0
	Euler Hermes SA	1,073	0
	Faurecia	2,485	0
	Gameloft	2,947	0
	Gecina SA	576	0
	Havas SA	16,754	0
	Imerys SA	2,648	0
	Ingenico	200	0
	Ipsen SA	1,638	0
	Ipsos	1,550	0
	Klepierre	2,088	0
	Mercialys SA	6,187	0
	Mersen SA	569	0
	Metropole Television SA	3,653	0
	Neopost SA	67	0

See Accompanying Notes to the Financial Statements.

30

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2014 (Unaudited)

LONG EURO (continued)

France (continued)

		No. of	Fair
Country	Common Stock	Shares	Value ($)
	Nexans SA	222	$0
	Orpea	1,497	0
	Renault SA	377	0
	Rubis SCA	1,071	0
	Safran SA	4,371	0
	Saft Groupe SA	2,290	0
	Sartorius Stedim	314	0
	Societe Generale SA	3,903	0
	Societe Television Francaise 1	9,926	0
	Sodexo	380	0
	Suez Environnement Co.	16,783	0
	Teleperformance	4,660	0
	Thales SA	3,313	0
	Unibail-Rodamco SE	288	0
	Valeo SA	421	0
	Veolia Environnement SA	777	0
	Vilmorin & Cie	192	0
	Vinci SA	1,132	0
	Wendel SA	262	0
Total France			0

Germany
	Aareal Bank AG	156	0
	Adva Optical Networking SE	3,379	0
	Aixtron SENa	2,730	0
	Allianz SE	1,221	0
	Alstria Office Reit-AG	1,733	0
	BASF SE	1,265	0
	Baywa AG	44	0
	Beiersdorf AG	1,975	0
	Commerzbank AG	2,197	0
	Continental AG	599	0
	CTS Eventim	115	0
	Daimler AG	1,243	0
	Deutsche Euroshop AG	929	0
	Deutsche Lufthansa AG	16,909	0
	Deutsche Telekom AG	11,117	0
	Deutz AG	7,301	0
	DMG Mori Seiki AG	5,615	0
	Draegerwerk AG& Co KGaA	86	0
	Duerr AG	621	0
	Fraport AG Frankfurt Airport Services Worldwide	1,852	0
	Fuchs Petrolub AG	954	0
	GEA Group AG	7,434	0
	Hamborner Reit AG	22	0
	Heidelberger Druckmaschinen	35,256	0
	Henkel AG& Co KGaA	754	0
	Hochtief AG	3,040	0
	Jenoptik AG	1,629	0
	Jungheinrich AG	1,323	0
	K+S AG	9,586	0

See Accompanying Notes to the Financial Statements.

31

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2014 (Unaudited)

LONG EURO (continued)

Germany (continued)

		No. of	Fair
Country	Common Stock	Shares	Value ($)
	Kloeckner & Co SE	687	$0
	Kontron AG	2,666	0
	Kuka AG	333	0
	KWS SAAT AG	224	0
	Leoni AG	976	0
	Metro AG	3,065	0
	Nordex SE	3,142	0
	Rational AG	116	0
	Rhoen Klinikum AG	3,272	0
	Sky Deutschland AG	29,447	0
	Suedzucker AG	8,965	0
	Symrise AG	5,986	0
	Thyssenkrupp AG	1,975	0
	TUI AG	7,248	0
	United Internet AG	6,061	0
	Wacker Chemie AG	22	0
	Wincor Nixdorf AG	1,198	0
	Wirecard AG	9,283	0
	Total Germany		0

	Gibraltar
	888 Holdings	15,068	0
	Total Gibraltar		0

	Guernsey
	Resolution Ltd.	52,702	0
	Total Guernsey		0

	Ireland
	C&C Group Plc	444	0
	CRH Plc	399	0
	Dragon Oil Plc	22,698	0
	Greencore Group Plc	54,233	0
	Kerry Group Plc	1,207	0
	Smurfit Kappa Group Plc	7,818	0
	United Drug Plc	7,365	0
	Total Ireland		0

	Isle of Man
	Playtech Ltd.	7,102	0
	Total Isle of Man		0

	Jersey
	Heritage Oil Plc	6,261	0
	Kentz	10,838	0
	Regus Plc	208	0
	Shire Plc	5,792	0
Total Jersey			0

See Accompanying Notes to the Financial Statements.

32

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2014 (Unaudited)

LONG EURO (continued)

		No. of	Fair
Country	Common Stock	Shares	Value ($)
	Luxembourg
	RTL Group	1,899	$0
	Total Luxembourg		0

	Netherlands
	Arcadis NV	1,354	0
	ASM International NV	1,908	0
	ASML Holding NV	998	0
	Eurocommercial Properties NV	701	0
	Heineken Holding NV	313	0
	ING Groep NV	11,374	0
	Nieuwe Steen INV	3,868	0
	Nutreco Holding NV	5,213	0
	Qiagen NV	4,557	0
	Randstad Holding NV	6,280	0
	SBM Offshore NV	10,496	0
	Ten Cate	2,712	0
	TKH Group NV	1,312	0
	USG People NV	3,395	0
	Vastned Retail NV	56	0
	Wereldhave NV	133	0
	Wolters Kluwer NV	14,034	0
	Total Netherlands		0

	Portugal
	Banco Espiritosanto SA	42,406	0
	Energias De Portugal SA	32,034	0
	Portucel Empresa Produtora	698	0
	Redes Energeticas Nacionais SA	10,215	0
	Total Portugal		0
	Net unrealized gain on long euro swap contracts		$0

See Accompanying Notes to the Financial Statements.

33

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2014 (Unaudited)

LONG BRITISH POUND

		No. of	Fair
Country	Common Stock	Shares	Value ($)
United Kingdom
	A.G.Barr Plc	1,996	$0
	Abcam Plc	9,899	0
	Admiral Group Plc	7,262	0
	Afren Plc	33,043	0
	Anite Plc	5,970	0
	Arm Holdings Plc	6,568	0
	Ashtead Group Plc	577	0
	ASOS Plc	2,556	0
	Associated British Foods Plc	857	0
	Aveva Group Plc	444	0
	Babcock International Group Plc	16,554	0
	Barratt Developments Plc	36,148	0
	Bellway Plc	7,279	0
	Berendsen Plc	156	0
	Berkeley Group Holdings Plc	1,463	0
	Booker Group Plc	43,653	0
	Bovis Homes Group Plc	8,578	0
	British Land Co Plc	14,373	0
	BT Group Plc	69,881	0
	Burberry Group Plc	177	0
	Capita Plc	4,701	0
	Carclo Plc	1,649	0
	Carillion Plc	1,953	0
	Carnival Plc	4,017	0
	Cineworld Group	42,217	0
	Clarkson Plc	353	0
	Close Brothers Group Plc	12,069	0
	Computacenter Plc	2,327	0
	Cranswick Plc	1,034	0
	CSR Plc	11,536	0
	Dairy Crest Group Plc	18,857	0
	Darty Plc	1,448	0
	Dechra Pharmaceuticals Plc	3,650	0
	Derwent London Plc	1,205	0
	Devro Plc	12,579	0
	Dignity Plc	594	0
	Drax Group Plc	17,213	0
	DS Smith Plc	11,563	0
	Dunelm Group Plc	625	0
	Easyjet Plc	910	0
	Elementis Plc	8,044	0

See Accompanying Notes to the Financial Statements.

34

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2014 (Unaudited)

LONG BRITISH POUND (continued)

United Kingdom (continued)

		No. of	Fair
Country	Common Stock	Shares	Value ($)
	Euromoney Institutional Investor Plc	331	$0
	Faroe Petroleum Plc	11,465	0
	Genus Plc	3,473	0
	Go-Ahead Group Plc	5,670	0
	Grainger Plc	4,297	0
	Greggs Plc	2,779	0
	Halfords Group Plc	971	0
	Halma Plc	9,023	0
	Hansteen Holdings Plc	30,581	0
	Hargreaves Lansdown Plc	1,354	0
	Hargreaves Services Plc	251	0
	Hikma Pharmaceuticals Plc	7,324	0
	Hochschild Mining Plc	25,855	0
	Home Retail Group Plc	47,933	0
	Howden Joinery Group Plc	16,992	0
	Hunting Plc	5,551	0
	IG Group Holdings Plc	720	0
	IMI Plc	1,309	0
	Imperial Tobacco Group Plc	4,134	0
	Inmarsat Plc	1,620	0
	ITE Group Plc	19,219	0
	ITV Plc	41,567	0
	Jardine Lloyd Thompson Group Plc	383	0
	John Menzies Plc	1,855	0
	Johnson Matthey Plc	2,365	0
	KCOM Group Plc	12,128	0
	Keller Group Plc	4,472	0
	Kingfisher Plc	21,591	0
	Land Securities Group Plc	13,933	0
	Legal & General Group Plc	103,297	0
	Lloyds Banking Group Plc	351,186	0
	London Mining Plc	10,524	0
	London Stock Exchange Group Plc	4,592	0
	Marks & Spencer Group Plc	33,108	0
	Marston'S Plc	32,842	0
	Mitchells & Butlers Plc	8,086	0
	Mitie Group Plc	2,306	0
	Mondi Plc	4,127	0
	Monitise Plc	122,112	0
	N Brown Group Plc	1,421	0
	National Grid Plc	20,881	0
	Next Plc	3,928	0
	Northgate Plc	12,626	0
	Oxford Instruments Plc	2,348	0
	Pace Micro Technology Plc	3,779	0
	Persimmon Plc	7,944	0
	Primary Health Properties Plc	1,203	0
	Prudential Plc	14,113	0

See Accompanying Notes to the Financial Statements.

35

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2014 (Unaudited)

LONG BRITISH POUND (continued)

United Kingdom (continued)

		No. of	Fair
Country	Common Stock	Shares	Value ($)
	Quintain Estates & Development Plc	1,370	$0
	Redrow Plc	16,487	0
	Rightmove Plc	1,590	0
	Rockhopper Exploration Plc	36,523	0
	Rotork Plc	1,365	0
	RPC Group Plc	4,208	0
	RPS Group Plc	4,221	0
	Schroders Plc	5,334	0
	Segro Plc	13,780	0
	SIG Plc	41,097	0
	Smith & Nephew Plc	20,816	0
	Smiths Group Plc	15,097	0
	SOCO International Plc	24,713	0
	Spectris Plc	1,212	0
	Spirax-Sarco Engineering Plc	2,342	0
	Sports Direct International Plc	311	0
	Taylor Wimpey Plc	131,252	0
	Telecom Plus Plc	1,266	0
	Thomas Cook Group Plc	11,073	0
	Travis Perkins Plc	533	0
	Trinity Mirror Plc	16,876	0
	Tullett Prebon Plc	638	0
	Ultra Electronics Holdings Plc	467	0
	Vectura Group Plc	9,433	0
	Vesuvius Plc	177	0
	Victrex Plc	2,699	0
	Whitbread Plc	2,390	0
	Workspace Group Plc	1,161	0
	WS Atkins Plc	1,244	0
	Xchanging Plc	2,470	0
Total United Kingdom			0
Net unrealized gain on long british pound swap contracts			0
Net long total return swap contracts			$0

See Accompanying Notes to the Financial Statements.

36

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2014 (Unaudited)

SHORT EURO

		No. of	Fair
Country	Common Stock	Shares	Value ($)
Belgium
	Ablynx NV	(2,868)	$0
	Ackermans & Van Haaren NV	(1,015)	0
	Ageas	(288)	0
	Barco NV	(357)	0
	Compagnie D'Entreprises CFE	(796)	0
	EVS Broadcast EQ	(444)	0
	Mobistar SA	(7,846)	0
	Solvay SA	(1,648)	0
	Umicore SA	(6,574)	0
Total Belgium			0

Bermuda
	Catlin Group Ltd.	(16,611)	0
	Signet Jewelers Ltd.	(1,720)	0
Total Bermuda			0

Canada
	Ithaca Energy Inc.	(97)	0
Total Canada			0

France
	Alstom SA	(643)	0
	Altran Technologies SA	(26,012)	0
	AXA SA	(9,897)	0
	Biomerieux	(162)	0
	Bureau Veritas SA	(8,100)	0
	Cie De St-Gobain	(2,552)	0
	Cie Generale De Geophysique - Veritas	(10,598)	0
	Cie Generale D'Optique Essilor International SA	(244)	0
	Danone SA	(266)	0
	Derichebourg SA	(1,717)	0
	Eiffage SA	(311)	0
	Eramet	(231)	0
	Eutelsat Communications SA	(5,345)	0
	Fonciere Des Regions	(527)	0
	GDF Suez	(8,787)	0
	Groupe Steria SCA	(796)	0
	Hermes International	(22)	0
	Icade	(1,504)	0
	JC Decaux SA	(1,887)	0
	Kering	(530)	0
	Lafarge SA	(4,127)	0
	L'Oreal SA	(799)	0
	LVMH Moet Hennessy Louis Vuitton SA	(1,243)	0
	Natixis	(25,741)	0
	Pernod-Ricard SA	(1,043)	0
	Plastic Omnium SA	(1,908)	0
	Publicis Groupe SA	(732)	0
	Rallye SA	(572)	0

See Accompanying Notes to the Financial Statements.

37

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2014 (Unaudited)

SHORT EURO (continued)

France (continued)
		No. of	Value
Country	Common Stock	Shares	($)
	Rexel SA	(3,230)	$0
	Sa Des Ciments Vicat	(238)	0
	Sanofi	(3,195)	0
	SCOR SE	(9,459)	0
	SEB SA	(1,062)	0
	Societe BIC SA	(334)	0
	Technip SA	(3,247)	0
	Total SA	(4,896)	0
	Ubisoft Entertainment	(5,777)	0
	Vallourec SA	(2,136)	0
Total France			0

Germany
	Adidas AG	(2,951)	0
	Aurubis AG	(1,166)	0
	Axel Springer AG	(353)	0
	Bauer AG	(455)	0
	Bayer AG	(222)	0
	Bayerische Motoren Werke AG	(66)	0
	Bechtle AG	(658)	0
	Bertrandt AG	(653)	0
	Delticom AG	(537)	0
	Deutsche Bank AG	(5,201)	0
	Deutsche Boerse AG	(888)	0
	Deutsche Post AG	(311)	0
	DIC Asset AG	(4,013)	0
	E.On SE	(4,216)	0
	Elringklinger AG	(89)	0
	Fielmann AG	(538)	0
	Freenet AG	(9,412)	0
	Fresenius Medical Care AG& Co KgaA	(3,486)	0
	Fresenius SE & Co KGaA	(200)	0
	Gerresheimer AG	(2,355)	0
	Gerry Weber International AG	(4,093)	0
	Grammer AGNpv	(99)	0
	Hamburger Hafen Und Logistik AG	(793)	0
	Hannover Rueckversicherung AG	(1,731)	0
	Heidelbergcement AG	(799)	0
	Hugo Boss AG	(2,486)	0
	Infineon Technologies AG	(28,248)	0
	Lanxess AG	(4,296)	0
	Linde AG	(1,598)	0
	Merck KGaA	(1,265)	0
	MTU Aero Engines Holding AG	(3,586)	0

See Accompanying Notes to the Financial Statements.

38

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2014 (Unaudited)

SHORT EURO (continued)

Germany (continued)
		No. of	Fair
Country	Common Stock	Shares	Value ($)
	Muenchener Rueckversicherungs AG	(44)	$0
	Pfeiffer Vacuum Technology AG	(160)	0
	Porsche Ag-Pfd	(2,241)	0
	Prosiebensat.1 Media AG	(4,105)	0
	Puma SE	(429)	0
	QSC AG	(3,040)	0
	Rheinmetall AG	(326)	0
	SAP AG	(4,061)	0
	SMA Solar Technology AG	(200)	0
	Stada Arzneimittel AG	(444)	0
	TAG Immboilien	(754)	0
	Volkswagen AG	(311)	0
	Vossloh AG	(601)	0
Total Germany			0

Gibraltar
	Bwin Party Digital Entertainment Plc	(91,768)	0
Total Gibraltar			0

Ireland
	Ryanair Holdings Plc	(13,626)	0
Total Ireland			0

Isle of Man
	Lamprell Plc	(5,257)	0
Total Isle of Man			0

Jersey
	Beazley Plc	(3,727)	0
	Cape Plc	(18,845)	0
	Experian Plc	(17,567)	0
	Henderson Group Plc	(5,437)	0
	Informa Plc	(37,336)	0
	Petrofac Ltd	(2,723)	0
	UBM Plc	(2,172)	0
	Wolseley Plc	(1,420)	0
	WPP Plc	(15,599)	0
Total Jersey			0

Luxembourg
	Acrelormittal	(20,681)	0
	GAGFAH SA	(302)	0
	SAF-Holland SA	(12,263)	0
	SES SA	(8,864)	0
Total Luxembourg			0

See Accompanying Notes to the Financial Statements.

39

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2014 (Unaudited)

SHORT EURO (continued)

		No. of	Fair
Country	Common Stock	Shares	Value ($)
Netherlands
	Aalberts Industries NV	(4,291)	$0
	Aegon NV	(15,223)	0
	Airbus Group	(399)	0
	Brunel International	(723)	0
	Heineken NV	(1,997)	0
	Koninklijke Ahold NV	(9,258)	0
	Koninklijke DSM NV	(4,904)	0
	Koninklijke Philips Electronics NV	(2,996)	0
	Koninklijke Vopak NV	(2,135)	0
	Stmicroelectronics NV	(754)	0
	Tomtom NV	(14,302)	0
	Unilever NV	(8,144)	0
Total Netherlands			0

Portugal
	Galp Energia-B	(14,229)	0
Total Portugal			0
Net unrealized gain on short euro swap contracts			$0

See Accompanying Notes to the Financial Statements.

40

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2014 (Unaudited)

SHORT BRITISH POUND

		No. of	Fair
Country	Common Stock	Shares	Value ($)
United Kingdom
	Aberdeen Asset Management Plc	(31,311)	$0
	AMEC Plc	(4,707)	0
	Amlin Plc	(38,381)	0
	Anglo American Plc	(12,715)	0
	Anglo Pacific Group Plc	(5,498)	0
	Antofagasta Plc	(10,190)	0
	Ashmore Group Plc	(44,032)	0
	BAE Systems Plc	(7,086)	0
	Big Yellow Group Plc	(3,189)	0
	Bodycote Plc	(12,686)	0
	BP Plc	(643)	0
	Brewin Dolphin Holdings Plc	(44)	0
	British American Tobacco Plc	(6,009)	0
	BTG Plc	(377)	0
	Bunzl Plc	(3,641)	0
	Centrica Plc	(45,446)	0
	Chemring Group Plc	(13,075)	0
	Cobham Plc	(15,289)	0
	Compass Group Plc	(13,404)	0
	Daily Mail Tst A	(156)	0
	De La Rue Plc	(89)	0
	Debenhams Plc	(114,844)	0
	Diageo Plc	(10,518)	0
	Dialight Plc	(9,215)	0
	Dialog Semiconductor Plc	(1,489)	0
	Domino Printing Sciences Plc	(35)	0
	Domino's Pizza Group Plc	(476)	0
	Electrocomponents Plc	(52,713)	0
	Fenner Plc	(6,641)	0
	Ferrexpo Plc	(69,729)	0
	Fidessa Group Plc	(228)	0
	Firstgroup Plc	(655)	0
	G4S Plc	(34,999)	0
	Galliford Try Plc	(6,835)	0
	GKN Plc	(35,638)	0
	Hammerson Plc	(10,536)	0
	Hays Plc	(112,362)	0
	HSBC Holdings Plc	(29,908)	0
	ICAP Plc	(532)	0
	Imagination Technologies Group Plc	(58,354)	0
	Inchcape Plc	(28,893)	0
	Intercontinental Hotels Group Plc	(4,860)	0
	Interserve Plc	(6,130)	0
	Investec Plc	(41,791)	0
	J Sainsbury Plc	(13,669)	0
	JD Wetherspoon Plc	(959)	0
	John Wood Group Plc	(25,259)	0

See Accompanying Notes to the Financial Statements.

41

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2014 (Unaudited)

SHORT BRITISH POUND

United Kingdom (continued)

		No. of	Fair
Country	Common Stock	Shares	Value ($)
	Ladbrokes Plc	(47,055)	$0
	Laird Plc	(4,257)	0
	Lavendon Group	(7,867)	0
	Lonmin Plc	(2,980)	0
	Lookers Plc	(45,034)	0
	Low & Bonar Plc	(3,724)	0
	Man Group Plc	(66,336)	0
	Mears Group Plc	(4,356)	0
	Meggitt Plc	(21,946)	0
	Melrose Plc	(7,685)	0
	Michael Page International Plc	(25,029)	0
	Micro Focus International Plc	(5,428)	0
	Millennium & Copthorne Hotels Plc	(3,461)	0
	Moneysupermarket.com Group Plc	(2,119)	0
	Morgan Crucible Co Plc	(34,925)	0
	Mothercare Plc	(4,046)	0
	National Express Group Plc	(3,516)	0
	Old Mutual Plc	(100,112)	0
	Paragon Group Of Cos Plc	(6,252)	0
	Pearson Plc	(18,746)	0
	Pennon Group Plc	(3,893)	0
	Premier Farnell Plc	(50,061)	0
	Premier Oil Plc	(11,401)	0
	Provident Financial Plc	(10,074)	0
	Rathbone Brothers Plc	(644)	0
	Reckitt Benckiser Group Plc	(466)	0
	Renishaw Plc	(72)	0
	Restaurant Group Plc	(16,495)	0
	Royal Bank Of Scotland Group Plc	(48,237)	0
	Royal Dutch Shell Plc	(125)	0
	Sabmiller Plc	(406)	0
	Savills Plc	(1,284)	0
	SDL Plc	(4,685)	0
	Senior Plc	(244)	0
	Shaftesbury Plc	(5,074)	0
	Spirent Communications Plc	(44,959)	0
	SSE Plc	(13,226)	0
	Stagecoach Group Plc	(10,283)	0
	Standard Chartered Plc	(16,022)	0
	Synergy Health Care	(1,473)	0
	Synthomer Plc	(3,030)	0
	Tate & Lyle Plc	(16,102)	0
	Tipp24 SE	(1,215)	0
	Telecity Group Plc	(20,644)	0
	TT Electronics	(7,574)	0
	Tullow Oil Plc	(1,109)	0
	Vedanta Resources Plc	(17,608)	0
	Weir Group Plc/The	(7,237)	0
	WH Smith Plc	(333)	0

See Accompanying Notes to the Financial Statements.

42

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

March 31, 2014 (Unaudited)

SHORT BRITISH POUND

United Kingdom (continued)

		No. of	Fair
Country	Common Stock	Shares	Value ($)
	William Hill Plc	(27,361)	$0
	WM Morrison Supermarkets Plc	(42,073)	0
Total United Kingdom			0
Net unrealized gain on short british pound swap contracts			0
Net short total return swap contracts			$0

	Net unrealized gain on total return swap contracts		$0

See Accompanying Notes to the Financial Statements.

43

NOTES TO THE SCHEDULE OF INVESTMENTS

Note 1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A. General Description of the Trust

The Campbell Multi-Strategy Trust (the Trust) engages in the speculative trading of securities, futures contracts, forward currency contracts, and total return swaps. The Trust is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end, non-diversified, management investment company and must comply with the applicable provisions of the 1940 Act and the rules and regulations thereunder. The Trust offers its shares continuously in private placement exempted from the registration requirements of the Securities Act of 1933. The Trust is subject to the requirements of the various exchanges where the Trust executes transactions and the requirements of futures brokers, securities brokers and Over The Counter (OTC) derivative counterparties through which the Trust trades.

B. Method of Reporting

The Trust's schedule of investments is presented in accordance with accounting principles generally accepted in the United States of America, which may require the use of certain estimates made by the Trust's management. Actual results may differ from these estimates.

C. Foreign Currency Transactions

The Trust’s functional currency is the U.S. dollar; however, it transacts business in currencies other than the U.S. dollar. Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect at the date of the Statement of Assets and Liabilities. Income and expense items denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect during the period. Gains and losses resulting from the translation to U.S. dollars are reported in income.

Note 2. PORTFOLIO VALUATION

A. Futures and Forward Currency Contracts

Transactions are accounted for on the trade date. Gains and losses are realized when contracts are liquidated. Net unrealized gains or losses on open contracts (the difference between contract trade price and fair value) are reported in the Statement of Assets and Liabilities as a net gain or loss, as there exists a right of offset of unrealized gains and losses in accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 210-20, Balance Sheet – Offsetting. The fair value of futures contracts, as reported by the various futures exchanges, reflects the settlement price for each contract as of the close of the last business day of the reporting period. The fair value of forward currency (non-exchange traded) contracts is extrapolated on a forward basis from the spot prices quoted as of 3:00 P.M. (E.T.) on the last business day of the reporting period. Any change in net unrealized gain or loss from the preceding period is reported in the Statement of Operations. Brokerage commissions include other trading fees and are charged to expense when contracts are opened.

B. Total Return Swap Contracts

Transactions are accounted for on the trade date. Gains and losses are realized when underlying positions are liquidated as well as on monthly swap reset dates. Net unrealized gains or losses on open contracts are reported in the Statement of Assets and Liabilities as a net gain or loss, as there exists a right of offset of unrealized gains and losses in accordance with ASC 210-20. Any change in net unrealized gain or loss from the preceding period is reported in the Statement of Operations. The total return swaps are typically reset monthly at the end of each month, but resets may occur more frequently. The Trust receives interest based on the notional amount of short contracts and pays interest based on the notional amount of long contracts in accordance with each swap agreement. Net payments of interest and other fees are recorded as realized gains or losses.

The Trust trades European exchange traded securities using total return swap contracts. The trading in European securities is completed each day prior to the close of business in the United States (U.S.) markets. These underlying securities are valued based on the last reported sales price of the European exchanges. Events may occur subsequent to the valuation of the underlying European securities that may not be reflected in the net asset value of the Trust which is calculated as of the U.S. close of business. If events occur during such period and are deemed material to the net asset value of the Trust by Campbell & Company Investment Adviser LLC (the “Adviser”). Those securities may be valued at fair value as determined in good faith by the Adviser.

44

C. Investment Securities

Securities transactions are accounted for on the trade date. Securities listed or quoted on an exchange and national market issues traded in the over-the-counter market are valued at the last reported sales price on the valuation date. The Trust sells securities not owned at the time of sale (a short sale). When the Trust engages in a short sale, an amount equal to the proceeds received by the Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the short sale. Realized gains and losses from security transactions are determined using the identified cost method. Any change in net unrealized gain or loss from the preceding period is reported in the Statement of Operations. Brokerage commissions are recorded on the accrual basis and are reflected as an adjustment to cost or proceeds at the time of the transaction. Other securities brokerage fees and stock loan fees are recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Interest is recorded on the accrual basis.

The Trust's trading in Japanese securities is completed each day prior to the close of business in the United States (“U.S.”) markets. These securities are valued based on the last reported sales price of the Japanese exchanges. Events may occur subsequent to the valuation of the Japanese securities that may not be reflected in the net asset value of the Trust which is calculated as of the U.S. close of business. If events occur during such period and are deemed material to the net asset value of the Trust by the Adviser, those securities may be valued at fair value as determined in good faith by the Adviser.

D. Fair Value

Generally accepted accounting principles establish a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Trust has the ability to access at the measurement date. An active market for the asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis. The value of the Trust's exchange traded futures contracts and common stocks fall in this category.

Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. This category includes forward currency contracts and total return swap contracts that the Trust values using models or other valuation methodologies derived from observable market data. This category also includes U.S. Government Securities. See Notes 2.A. and 2.B. for a discussion of the observable inputs used in calculating fair value.

Level 3 inputs are unobservable inputs for an asset or liability (including the Trust's own assumptions in determining the fair value of investments). Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date. As of and for the three-month period ended March 31, 2014, the Trust did not have any Level 3 assets or liabilities.

45

The following table sets forth by level within the fair value hierarchy the Trust's investments accounted for at fair value on a reoccurring basis as of March 31, 2014.

	Fair Value at March 31, 2014
Description*	Level 1	Level 2	Level 3	Total

Assets

Common Stocks	$71,617,301	$-	$-	$71,617,301
Exchange traded futures contracts
Agriculture	1,389,997	-	-	1,389,997
Energy	34,195	-	-	34,195
Metals	845,890	-		845,890
Stock indices	1,133,805	-		1,133,805
Short-term interest rates	155,651	-	-	155,651
Long-term interest rates	605,720	-	-	605,720
Total return swap contracts	-	-	-	-
Forward currency contracts	-	8,659,236	-	8,659,236
Total Assets	$75,782,559	$8,659,236	$-	$84,441,795

Liabilities
Common Stocks	$(71,630,265)	$-	$-	$(71,630,265)
Exchange traded futures contracts
Agriculture	(358,775)	-	-	(358,775)
Energy	(101,951)	-	-	(101,951)
Metals	(1,458,139)	-	-	(1,458,139)
Stock indices	(331,909)	-	-	(331,909)
Short-term interest rates	(171,572)	-	-	(171,572)
Long-term interest rates	(783,092)	-	-	(783,092)
Total return swap contracts	-	-	-	-
Forward currency contracts	-	(7,992,742)	-	(7,992,742)
Total Liabilities	$(74,835,703)	$(7,992,742)	$-	$(82,828,445)

* See complete Schedule of Investments for additional detail categorization.

Note 3. INVESTMENTS

The U.S. federal income tax basis of the Trusts investment at March 31, 2014 was as follows:

Investment securities	$71,617,301
Securities sold short	(71,630,265)
Open forward currency contracts	940,166
Open futures contracts	2,007,919
Open swaps contracts	0

The U.S. federal income tax basis of the Trust’s investments are substantially similar to their fair values under generally accepted accounting principles in the United States of America as the Trust has made certain tax elections to mark such securities to market value. Net unrealized depreciation for federal income tax purposes was $(1,321,771) (gross unrealized appreciation was $809,684 and gross unrealized depreciation was $2,131,455).

46

Item 2. Controls and Procedures

a)	The registrant’s principle executive and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure require by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b)	There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	The Campbell Multi-Strategy Trust

By	/s/ Gregory T. Donovan
Gregory T. Donovan, Chief Financial Officer

Date	May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ G. William Andrews
G. William Andrews, Chief Executive Officer

Date	May 30, 2014

By	/s/ Gregory T. Donovan
Gregory T. Donovan, Chief Financial Officer

Date	May 30, 2014